CONSOLIDATED
STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

		Principal Amount	Value
Mortgage-Backed Obligations—3.9%
Alba plc, Series 2007-1, Cl. F, 4.038% [BP0003M+325],
3/17/39[1,2]	GBP	1,858,750	$ 2,288,828
Bancaja Fondo de Titulizacion, Series 10, Cl. C, 0.186%
[EUR003M+50], 5/22/50[1,2,3]	EUR	12,000,000	11,280,172
Capital Mortgage Srl, Series 2007-1, Cl. B, 0.00%
[EUR003M+22], 1/30/47[1,2]	EUR	8,000,000	6,109,520
Eurohome UK Mortgages plc:
Series 2007-1, Cl. B1, 1.686% [BP0003M+90], 6/15/44[1,2]	GBP	5,275,000	5,402,391
Series 2007-1, Cl. M1, 1.086% [BP0003M+30], 6/15/44[1,2]	GBP	5,200,000	5,933,804
Series 2007-1, Cl. M2, 1.286% [BP0003M+50], 6/15/44[1,2]	GBP	4,000,000	4,395,596
Series 2007-2, Cl. B1, 2.186% [BP0003M+140], 9/15/44[1,2]	GBP	4,000,000	4,320,573
Series 2007-2, Cl. M1, 1.136% [BP0003M+35], 9/15/44[1,2]	GBP	10,340,000	11,594,410
Eurosail plc, Series 2006-3X, Cl. D1C, 1.686%
[BP0003M+90], 9/10/44[1,2]	GBP	11,000,000	11,355,374
Great Hall Mortgages No 1 plc, Series 2007-1, Cl. DA,
1.561% [BP0003M+78], 3/18/39[1,2]	GBP	8,000,000	8,630,509
Grifonas Finance plc:
Series 1, Cl. A, 0.05% [EUR006M+28], 8/28/39[1,2]	EUR	18,257,829	19,178,055
Series 1, Cl. B, 0.29% [EUR006M+52], 8/28/39[1,2]	EUR	5,000,000	4,553,346
IM Pastor 4 Fondo de Titulizacion de Activos:
Series 4, Cl. A, [EUR003M+14], 3/22/44[1,2]	EUR	15,142,659	15,823,897
Series 4, Cl. B, [EUR003M+19], 3/22/44[1,2]	EUR	3,000,000	2,127,699
Ludgate Funding plc, Series 2007-1, 0.00%, 1/1/61	GBP	207,500,000	10,021,461
Marble Arch Residential Securitisation No 4 plc, Series 4X, Cl.
E1C, 4.682% [BP0003M+390], 3/20/40[1,2]	GBP	5,960,000	7,419,628
Newgate Funding plc, Series 2007-2X, Cl. CB, 0.122%
[EUR003M+44], 12/15/50[1,2]	EUR	3,222,411	3,209,329
Sestante Finance Srl, Series 3, Cl. C1, 0.49% [EUR003M+80],
7/15/45[1,2]	EUR	9,700,000	5,246,501
TDA 27 Hipocat 9 Fondo de Titulizacion de Activos, Series 27,
Cl. A3, 0.00% [EUR003M+19], 12/28/50[1,2]	EUR	35,000,000	34,248,079
Towd Point Mortgage Funding 2019-Granite4 plc, 2.23%,
10/20/51	GBP	10,000,000	12,743,681
Total Mortgage-Backed Obligations (Cost $187,549,469)			185,882,853

U. S. Government Obligations—2.5%
United States Treasury Inflation-Protected Securities:
1.00%, 2/15/48-2/15/49[4] (Cost $111,506,804)		112,825,086	119,241,293

Foreign Government Obligations—60.5%
Angola—0.1%
Republic of Angola, 9.375% Sr. Unsec. Nts. , 5/8/48[5]		6,340,000	7,005,859

Argentina—2.9%
Argentine Republic:
0.00% Unsec. Nts. , 4/30/20[6]	ARS	972,500,000	26,069,977
0.236% Unsec. Nts. , 7/31/20[6]	ARS	1,493,500,000	34,092,564
5.625% Sr. Unsec. Nts. , 1/26/22		12,795,000	10,811,903
6.875% Sr. Unsec. Nts. , 1/26/27		17,110,000	13,775,689

1 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Argentina (Continued)
Argentine Republic: (Continued)
7.50% Sr. Unsec. Nts. , 4/22/26		$42,575,000	$ 35,933,726
13.085% Unsec. Nts. , 2/28/20[6]	ARS	152,100,000	3,520,382
15.50% Bonds, 10/17/26	ARS	135,000,000	2,184,285
18.20% Unsec. Nts. , 10/3/21	ARS	212,805,000	3,392,324
53.892% [BADLARPP+325] Unsec. Nts. , 3/1/20[1]	ARS	180,336,000	4,078,009
54.501% [BADLARPP+375] Unsec. Nts. , 4/12/25[1,2,5]	ARS	120,000,000	2,237,826
			136,096,685

Brazil—3.6%
Federative Republic of Brazil:
6.00% Unsec. Nts. , 8/15/22	BRL	170,000	156,755
6.00% Unsec. Nts. , 5/15/45	BRL	40,900,000	46,680,457
10.00% Unsec. Nts. , 1/1/27	BRL	291,000,000	87,121,627
10.00% Unsec. Nts. , 1/1/29	BRL	100,000,000	30,407,576
13.288% Unsec. Nts. , 8/15/50	BRL	6,000,000	7,058,342
			171,424,757

Chile—0.3%
Republic of Chile, 4.00% Unsec. Nts. , 3/1/23[2,5]	CLP	8,250,000,000	12,730,632

Colombia—1.4%
Republic of Colombia:
6.125% Sr. Unsec. Nts. , 1/18/41		11,050,000	13,702,110
Series B, 6.25% Bonds, 11/26/25	COP	155,000,000,000	50,145,575
			63,847,685

Cyprus—1.5%
Republic of Cyprus:
2.75% Nts. , 2/26/34[2]	EUR	13,510,000	18,909,664
2.75% Sr. Unsec. Nts. , 5/3/49[2,7]	EUR	5,975,000	8,437,628
3.75% Sr. Unsec. Nts. , 7/26/23[2]	EUR	10,000,000	13,047,425
4.25% Sr. Unsec. Nts. , 11/4/25[2]	EUR	22,075,000	31,331,041
			71,725,758

Dominican Republic—0.4%
Dominican Republic:
6.40% Unsec. Nts. , 6/5/49[5]		5,045,000	5,284,869
6.85% Sr. Unsec. Nts. , 1/27/45[5]		6,370,000	6,986,361
7.45% Sr. Unsec. Nts. , 4/30/44[5]		6,360,000	7,393,564
			19,664,794

Ecuador—0.2%
Republic of Ecuador, 8.875% Sr. Unsec. Nts. , 10/23/27[5]		11,345,000	11,841,457

Egypt—1.3%
Arab Republic of Egypt:
4.75% Sr. Unsec. Nts. , 4/16/26[5]	EUR	12,900,000	14,776,843
6.125% Sr. Unsec. Nts. , 1/31/22[5]		9,710,000	10,031,838

2 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Egypt (Continued)
Arab Republic of Egypt: (Continued)
8.50% Sr. Unsec. Nts. , 1/31/47[5]		$9,480,000	$ 10,072,443
8.70% Sr. Unsec. Nts. , 3/1/49[5]		6,420,000	6,923,392
18.15% Bonds, 6/13/20	EGP	57,000,000	3,445,766
18.15% Unsec. Nts. , 12/11/21	EGP	128,000,000	7,926,485
Series 3YR, 15.00% Bonds, 10/3/20	EGP	157,150,000	9,211,532
			62,388,299

Fiji—0.2%
Republic of Fiji, 6.625% Sr. Unsec. Nts. , 10/2/20[2]		9,265,000	9,264,942

France—0.6%
French Republic, 3.25% Bonds, 5/25/45[2]	EUR	15,710,000	28,279,173

Gabon—0.2%
Gabonese Republic, 6.375% Bonds, 12/12/24[5]		11,370,000	11,294,958

Ghana—0.6%
Republic of Ghana:
8.125% Sr. Unsec. Nts. , 3/26/32[5]		12,280,000	12,507,733
8.627% Sr. Unsec. Nts. , 6/16/49[5]		9,455,000	9,559,241
8.95% Sr. Unsec. Nts. , 3/26/51[5]		5,330,000	5,532,604
			27,599,578

Greece—4.0%
Hellenic Republic:
Bonds, 10/15/42[8]	EUR	107,000,000	528,898
3.75% Bonds, 1/30/28[2]	EUR	15,000,000	18,966,844
3.875% Sr. Unsec. Nts. , 3/12/29[2,5]	EUR	12,435,000	15,882,602
3.90% Bonds, 1/30/33[2]	EUR	91,676,000	117,006,313
4.00% Bonds, 1/30/37[2]	EUR	26,825,000	34,502,922
			186,887,579

Hungary—1.0%
Hungary:
Series 22/A, 7.00% Bonds, 6/24/22	HUF	9,600,000,000	39,948,084
Series 25/B, 5.50% Bonds, 6/24/25	HUF	1,550,000,000	6,612,693
			46,560,777

India—6.9%
Republic of India:
6.84% Sr. Unsec. Nts. , 12/19/22	INR	1,000,000,000	14,602,876
7.17% Sr. Unsec. Nts. , 1/8/28	INR	3,715,000,000	54,562,602
7.68% Sr. Unsec. Nts. , 12/15/23	INR	1,300,000,000	19,531,781
7.72% Sr. Unsec. Nts. , 5/25/25	INR	730,000,000	11,001,688
8.15% Sr. Unsec. Nts. , 11/24/26	INR	500,000,000	7,716,372
8.20% Sr. Unsec. Nts. , 9/24/25	INR	3,715,000,000	57,134,388
8.24% Sr. Unsec. Nts. , 2/15/27	INR	4,935,000,000	76,572,840
8.40% Sr. Unsec. Nts. , 7/28/24	INR	3,997,000,000	61,714,572

3 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
India (Continued)
Republic of India: (Continued)
State of Gujarat, 7.52% Sr. Unsec. Nts. , 5/24/27	INR	500,000,000	$ 7,267,002
State of Maharastra, 7.99% Sr. Unsec. Nts. , 10/28/25	INR	500,000,000	7,458,397
State of Tamil Nadu, 8.53% Sr. Unsec. Nts. , 3/9/26	INR	500,000,000	7,694,770
			325,257,288

Indonesia—4.7%
Perusahaan Penerbit SBSN Indonesia III:
4.35% Sr. Unsec. Nts. , 9/10/24[5]		3,560,000	3,765,626
4.55% Sr. Unsec. Nts. , 3/29/26[5]		5,680,000	6,081,178
Republic of Indonesia:
3.85% Sr. Unsec. Nts. , 7/18/27[5]		2,685,000	2,780,274
4.125% Sr. Unsec. Nts. , 1/15/25[5]		3,050,000	3,211,750
8.125% Sr. Unsec. Nts. , 5/15/24	IDR	540,000,000,000	40,363,829
8.25% Sr. Unsec. Nts. , 5/15/29	IDR	398,080,000,000	29,938,772
Series FR53, 8.25% Sr. Unsec. Nts. , 7/15/21	IDR	184,600,000,000	13,387,925
Series FR56, 8.375% Sr. Unsec. Nts. , 9/15/26	IDR	288,430,000,000	21,735,420
Series FR59, 7.00% Sr. Unsec. Nts. , 5/15/27	IDR	433,000,000,000	30,002,612
Series FR71, 9.00% Sr. Unsec. Nts. , 3/15/29	IDR	359,350,000,000	28,149,029
Series FR73, 8.75% Sr. Unsec. Nts. , 5/15/31	IDR	560,080,000,000	43,169,411
			222,585,826

Iraq—0.1%
Republic of Iraq, 6.752% Sr. Unsec. Nts. , 3/9/23[5]		6,035,000	6,213,672

Italy—3.3%
Italy Buoni Poliennali Del Tesoro:
3.10% Sr. Unsec. Nts. , 3/1/40[2,5]	EUR	32,500,000	38,845,591
4.75% Unsec. Nts. , 9/1/44[2,5]	EUR	78,200,000	117,309,667
			156,155,258

Ivory Coast—0.3%
Republic of Cote d'Ivoire, 5.25% Sr. Unsec. Nts. , 3/22/30[5]	EUR	12,765,000	14,221,469

Kenya—0.1%
Republic of Kenya, 8.00% Sr. Unsec. Nts. , 5/22/32[5]		4,140,000	4,382,778

Malaysia—1.7%
Federation of Malaysia:
3.733% Sr. Unsec. Nts. , 6/15/28	MYR	42,000,000	10,234,386
3.844% Sr. Unsec. Nts. , 4/15/33	MYR	50,000,000	12,003,939
4.127% Sr. Unsec. Nts. , 4/15/32	MYR	25,000,000	6,212,171
4.498% Sr. Unsec. Nts. , 4/15/30	MYR	32,000,000	8,256,592
4.642% Sr. Unsec. Nts. , 11/7/33	MYR	100,000,000	26,059,499
Series 0116, 3.80% Sr. Unsec. Nts. , 8/17/23	MYR	80,000,000	19,620,393
			82,386,980

4 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Mexico—6.9%
United Mexican States:
Series M, 5.00% Sr. Unsec. Nts. , 12/11/19	MXN	1,320,000,000	$ 67,841,896
Series M, 5.75% Bonds, 3/5/26	MXN	560,000,000	26,555,269
Series M, 6.50% Bonds, 6/10/21	MXN	400,000,000	20,464,787
Series M, 8.00% Sr. Unsec. Nts. , 12/7/23	MXN	2,050,000,000	109,166,005
Series M20, 8.50% Sr. Unsec. Nts. , 5/31/29	MXN	1,110,000,000	61,545,253
Series M20, 10.00% Bonds, 12/5/24	MXN	698,700,000	40,639,068
			326,212,278

Nigeria—0.1%
Federal Republic of Nigeria, 7.696% Sr. Unsec. Nts. , 2/23/38[5]		4,385,000	4,459,984

Oman—0.5%
Sultanate of Oman, 6.75% Sr. Unsec. Nts. , 1/17/48[5]		24,235,000	21,447,175

Panama—0.3%
Republic of Panama, 3.75% Sr. Unsec. Nts. , 4/17/26[5]		12,720,000	13,231,382

Paraguay—0.1%
Republic of Paraguay, 5.40% Sr. Unsec. Nts. , 3/30/50[5]		3,200,000	3,562,032

Peru—1.1%
Republic of Peru:
5.40% Sr. Unsec. Nts. , 8/12/34[2,5]	PEN	2,730,000	847,826
5.94% Sr. Unsec. Nts. , 2/12/29[2,5]	PEN	21,000,000	6,954,146
6.35% Sr. Unsec. Nts. , 8/12/28[5]	PEN	100,140,000	34,176,120
8.20% Sr. Unsec. Nts. , 8/12/26[5]	PEN	29,000,000	10,941,837
			52,919,929

Poland—0.7%
Republic of Poland:
Series 0123, 2.50% Bonds, 1/25/23	PLN	61,500,000	16,853,963
Series 0422, 2.25% Bonds, 4/25/22	PLN	51,500,000	14,020,126
			30,874,089

Russia—1.5%
Russian Federation:
Series 6209, 7.60% Bonds, 7/20/22	RUB	394,000,000	6,314,717
Series 6211, 7.00% Bonds, 1/25/23	RUB	4,200,000,000	66,079,535
			72,394,252

Saudi Arabia—0.2%
Kingdom of Saudi Arabia, 4.375% Sr. Unsec. Nts. , 4/16/29[5]		8,585,000	9,294,370

Senegal—0.2%
Republic of Senegal:
6.25% Unsec. Nts. , 5/23/33[5]		3,170,000	3,074,291

5 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Senegal (Continued)
Republic of Senegal: (Continued)
6.75% Sr. Unsec. Nts. , 3/13/48[5]		$5,690,000	$ 5,358,706
			8,432,997

Serbia—0.1%
Republic of Serbia, 4.875% Sr. Unsec. Nts. , 2/25/20[5]		2,403,000	2,436,217

Singapore—0.4%
Republic of Singapore, 2.25% Sr. Unsec. Nts. , 6/1/21	SGD	25,000,000	18,702,692

South Africa—5.2%
Republic of South Africa:
Series 2023, 7.75% Sr. Unsec. Nts. , 2/28/23	ZAR	611,100,000	44,069,920
Series 2030, 8.00% Sr. Unsec. Nts. , 1/31/30	ZAR	1,509,000,000	101,261,171
Series 2037, 8.50% Sr. Unsec. Nts. , 1/31/37	ZAR	181,800,000	11,802,637
Series 2048, 8.75% Sr. Unsec. Nts. , 2/28/48	ZAR	612,000,000	39,183,642
Series R186, 10.50% Sr. Unsec. Nts. , 12/21/26	ZAR	459,700,000	36,916,342
Series R214, 6.50% Sr. Unsec. Nts. , 2/28/41	ZAR	255,000,000	12,958,200
			246,191,912

Spain—0.6%
Kingdom of Spain:
0.60% Bonds, 10/31/29[2,5]	EUR	16,370,000	18,901,601
1.85% Sr. Unsec. Nts. , 7/30/35[2,5]	EUR	7,105,000	9,249,443
			28,151,044

Sri Lanka—0.8%
Democratic Socialist Republic of Sri Lanka:
5.75% Sr. Unsec. Nts. , 4/18/23[5]		9,690,000	9,622,796
5.875% Sr. Unsec. Nts. , 7/25/22[5]		8,995,000	9,038,512
6.25% Sr. Unsec. Nts. , 10/4/20[5]		6,130,000	6,214,246
7.55% Sr. Unsec. Nts. , 3/28/30[5]		8,305,000	8,348,983
7.85% Sr. Unsec. Nts. , 3/14/29[5]		6,305,000	6,516,736
			39,741,273

Tajikistan—0.2%
Republic of Tajikistan, 7.125% Sr. Unsec. Nts. , 9/14/27[5]		9,540,000	9,063,057

Thailand—1.7%
Kingdom of Thailand:
1.875% Sr. Unsec. Nts. , 6/17/22	THB	620,000,000	20,282,548
2.125% Sr. Unsec. Nts. , 12/17/26	THB	650,000,000	21,404,369
3.30% Sr. Unsec. Nts. , 6/17/38	THB	1,030,000,000	37,868,653
			79,555,570

Turkey—0.9%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	71,500,000	9,841,205
10.70% Bonds, 2/17/21	TRY	155,600,000	23,969,467

6 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Turkey (Continued)
Republic of Turkey: (Continued)
12.40% Bonds, 3/8/28	TRY	77,000,000	$ 11,063,639
			44,874,311

Ukraine—0.9%
Ukraine:
7.75% Sr. Unsec. Nts. , 9/1/23[2]		10,655,000	11,301,226
7.75% Sr. Unsec. Nts. , 9/1/24[2]		5,065,000	5,296,172
7.75% Sr. Unsec. Nts. , 9/1/26[2]		16,640,000	17,187,805
8.994% Sr. Unsec. Nts. , 2/1/24[5]		9,670,000	10,558,460
			44,343,663

United Kingdom—2.6%
United Kingdom, 3.25% Bonds, 1/22/44[2]	GBP	70,000,000	121,517,599

Uruguay—0.1%
Oriental Republic of Uruguay, 9.875% Sr. Unsec. Nts.,
6/20/22[5]	UYU	176,475,000	4,991,263
Total Foreign Government Obligations (Cost $2,838,868,193)			2,860,213,293

Corporate Bonds and Notes—18.7%
Consumer Discretionary—0.2%
Automobiles—0.1%
Aston Martin Capital Holdings Ltd. , 6.50% Sr. Sec. Nts.,
4/15/22[5]		3,500,000	3,526,250

Hotels, Restaurants & Leisure—0.1%
Melco Resorts Finance Ltd. , 4.875% Sr. Unsec. Nts. , 6/6/25[5]		4,930,000	4,907,212

Consumer Staples—0.1%
Beverages—0.0%
Coca-Cola Icecek AS, 4.215% Sr. Unsec. Nts. , 9/19/24[5]		3,010,000	2,999,465

Food Products—0.1%
NBM US Holdings, Inc. , 7.00% Sr. Unsec. Nts. , 5/14/26[5]		3,155,000	3,320,000

Energy—2.8%
Energy Equipment & Services—0.7%
ADES International Holding plc, 8.625% Sr. Sec. Nts.,
4/24/24[5]		4,250,000	4,227,985
CSN Resources SA, 7.625% Sr. Unsec. Nts. , 4/17/26[5]		5,000,000	5,316,675
Eterna Capital Pte Ltd.:
7.50% Sr. Sec. Nts. , 12/11/22[2,9]		4,798,663	4,735,695
8.00% Sr. Sec. Nts. , 12/11/22[9]		13,227,102	11,057,466
Pertamina Persero PT, 5.625% Sr. Unsec. Nts. , 5/20/43[5]		6,495,000	7,171,567
			32,509,388

7 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Oil, Gas & Consumable Fuels—2.1%
KazMunayGas National Co. JSC, 6.375% Sr. Unsec. Nts.,
10/24/48[5]		$6,800,000	$ 8,122,600
KazTransGas JSC, 4.375% Sr. Unsec. Nts. , 9/26/27[5]		12,065,000	12,314,275
Medco Oak Tree Pte Ltd. , 7.375% Sr. Sec. Nts. , 5/14/26[5]		3,065,000	3,091,337
Petrobras Global Finance BV:
6.85% Sr. Unsec. Nts. , 6/5/15		6,385,000	6,635,037
6.90% Sr. Unsec. Nts. , 3/19/49		9,575,000	10,216,525
Petroleos Mexicanos:
3.75% Sr. Unsec. Nts. , 4/16/26[2]	EUR	9,470,000	10,315,754
4.875% Sr. Unsec. Nts. , 1/24/22		3,195,000	3,191,805
6.375% Sr. Unsec. Nts. , 1/23/45		16,465,000	14,221,644
6.50% Sr. Unsec. Nts. , 1/23/29		6,385,000	6,193,450
Puma International Financing SA, 5.00% Sr. Unsec. Nts.,
1/24/26[5]		7,005,000	6,098,686
Reliance Industries Ltd. , 6.78% Unsec. Nts. , 9/16/20	INR	500,000,000	7,257,536
Southern Gas Corridor CJSC, 6.875% Sr. Unsec. Nts. , 3/24/26[5]		9,720,000	11,294,018
YPF SA, 48.75% [BADLARPP+400] Sr. Unsec. Nts. , 7/7/20[1,5]		8,000,000	2,922,086
			101,874,753

Financials—12.0%
Capital Markets—2.4%
Credit Suisse Group AG, 7.50% [USSW5+459.8] Jr. Sub.
Perpetual Bonds[1,2,10]		28,000,000	30,876,944
Deutsche Bank AG, 1.50%, 1/20/22	EUR	3,000,000	3,431,239
European Bank for Reconstruction & Development:
6.85% Sr. Unsec. Nts. , 6/21/21	IDR	60,400,000,000	4,264,803
28.50% Sr. Unsec. Nts. , 7/10/19	TRY	111,100,000	19,185,064
Morgan Stanley, 7.50% Sr. Unsec. Nts. , 4/2/32[8]		25,000,000	20,675,750
Neptune Energy Bondco plc, 6.625% Sr. Unsec. Nts. , 5/15/25[2]		2,500,000	2,544,375
Seven & Seven Ltd. , 3.683% [US0006M+100] Sr. Unsec. Nts.,
9/11/19[1,5]		500,000	500,749
UBS Group Funding Switzerland AG:
6.875% [USISDA05+549.65] Jr. Sub. Perpetual Bonds[1,2,10]		17,980,000	18,748,177
7.00% [USSW5+486.6] Jr. Sub. Perpetual Bonds[1,2,10]		8,000,000	8,780,000
7.125% [USSW5+588.3] Jr. Sub. Perpetual Bonds[1,2,10]		4,000,000	4,210,000
			113,217,101

Commercial Banks—7.3%
Adler Pelzer Holding GmbH, 4.125% Sr. Sec. Nts. , 4/1/24[2]	EUR	1,300,000	1,362,289
Astana Finance JSC, 9.16% Sr. Unsec. Nts. , 12/22/24[3,11]		612,810	—
Banca Monte dei Paschi di Siena SpA, 5.375%
[EUSA5+500.5] Sub. Nts. , 1/18/28[1,2]	EUR	10,000,000	6,972,640
Banco Bilbao Vizcaya Argentaria SA:
5.875% [EUSA5+566] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	8,160,000	9,617,929
6.00% [EUSA5+603.9] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	9,445,000	11,303,153
6.75% [EUSA5+660.4] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	3,900,000	4,565,287
8.875% [EUSA5+917.7] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	27,200,000	34,523,855
Banco do Brasil SA (Cayman):
3.875% Sr. Unsec. Nts. , 10/10/22		9,980,000	10,182,095

8 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Commercial Banks (Continued)
Banco do Brasil SA (Cayman): (Continued)
4.75% Sr. Unsec. Nts. , 3/20/24[5]		$6,385,000	$ 6,684,776
Banco Hipotecario SA, 57.214% [BADLARPP+615] Unsec.
Nts. , 2/15/21[1]	ARS	79,018,000	1,818,300
Banco Mercantil del Norte SA (Grand Cayman):
7.50% [H15T10Y+547] Jr. Sub. Nts.[1,5,10]		3,840,000	3,880,596
7.625% [H15T10Y+535.3] Jr. Sub. Perpetual Bonds[1,5,10]		2,316,000	2,379,690
Banco Santander SA, 5.25% [EUSA5+499.9] Jr. Sub.
Perpetual Bonds[1,2,10]	EUR	7,500,000	8,693,348
Bank of China Ltd. , 5.00% Sub. Nts. , 11/13/24[5]		6,390,000	6,881,697
Bank of Ireland, 10.00% Sub. Nts. , 12/19/22[2]	EUR	9,500,000	13,789,208
Barclays plc, 8.00% [H15T5Y+567.2] Jr. Sub. Perpetual
Bonds[1,10]		3,500,000	3,673,127
BNP Paribas SA, 7.625% [USSW5+631.4] Jr. Sub. Perpetual
Bonds[1,5,10]		7,235,000	7,662,588
Caixa Geral de Depositos SA:
1.00% Sec. Nts. , 1/27/22[2]	EUR	3,000,000	3,519,806
10.75% [EUSA5+1,092.5] Jr. Sub. Nts.[1,2,10]	EUR	7,000,000	9,268,075
CaixaBank SA:
5.25% [EUSA5+450.4] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	1,000,000	1,070,937
6.75% [EUSA5+649.8] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	15,115,000	18,604,063
Cooperatieve Rabobank UA, 6.625% [EUSA5+669.7] Jr. Sub.
Perpetual Bonds[1,2,10]	EUR	2,200,000	2,774,747
Credit Agricole SA:
6.875% [USSW5+431.9] Jr. Sub. Perpetual Bonds[1,5,10]		7,500,000	7,880,362
7.875% [USSW5+489.8] Jr. Sub. Perpetual Bonds[1,2,10]		5,000,000	5,518,350
Credit Suisse AG, 6.50% Sub. Nts. , 8/8/23[2]		10,010,000	11,042,281
Dresdner Funding Trust I, 8.151% Jr. Sub. Nts. , 6/30/31[5]		9,900,000	13,372,425
Global Bank Corp. , 5.25% [US0003M+330] Sr. Unsec. Nts.,
4/16/29[1,5]		5,090,000	5,319,050
HSBC Bank Capital Funding Sterling 1 LP, 5.844%
[BP0006M+176] Jr. Sub. Perpetual Bonds[1,2,10]	GBP	3,100,000	5,092,230
HSBC Holdings plc:
5.25% [EUSA5+438.3] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	15,875,000	19,499,622
6.00% [EUSA5+533.8] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	8,625,000	11,341,035
IDBI Bank Ltd. (GIFT-IFC), 5.00% Sr. Unsec. Nts. , 9/25/19[2]		2,530,000	2,539,538
Intesa Sanpaolo SpA, 7.70% [USSW5+546.15] Jr. Sub.
Perpetual Bonds[1,5,10]		4,795,000	4,715,187
Lloyds Bank plc:
7.50% Sr. Unsec. Nts. , 4/2/32[2,8]		10,000,000	7,985,649
13.00% [GUKG5+1,340] Jr. Sub. Perpetual Bonds[1,10]	GBP	5,000,000	10,993,322
Novo Banco SA, 8.50% [EUSA5+823.3] Sub. Nts. , 7/6/28[1,2]	EUR	3,500,000	4,121,122
Royal Bank of Scotland Group plc, 8.625% [USSW5+759.8]
Jr. Sub. Perpetual Bonds[1,10]		7,500,000	8,101,875
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub.
Perpetual Bonds[1,5,10]		11,100,000	11,697,180
Standard Chartered Bank, 5.375% [BP0003M+189] Jr. Sub.
Nts.[1,10]	GBP	4,000,000	5,215,146

9 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Commercial Banks (Continued)
Standard Chartered plc:
7.50% [USSW5+630.1] Jr. Sub. Perpetual Bonds[1,2,10]		$5,460,000	$ 5,787,600
7.75% [USSW5+572.3] Jr. Sub. Perpetual Bonds[1,2,10]		7,500,000	7,974,112
Swiss Insured Brazil Power Finance Sarl, 9.85% Sr. Sec. Nts.,
7/16/32	BRL	17,500,000	4,990,299
TBC Bank JSC, 5.75% Sr. Unsec. Nts. , 6/19/24[5]		3,660,000	3,655,326
UBS Group Funding Switzerland AG:
5.00% [USSW5+243.2] Jr. Sub. Perpetual Bonds[1,2,10]		6,470,000	5,948,945
5.75% [EUSA5+528.7] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	4,700,000	5,893,782
UniCredit SpA, 7.50% [EUAMDB05+733.4] Jr. Sub. Perpetual
Bonds[1,2,10]	EUR	4,695,000	5,644,516
			343,557,160

Diversified Financial Services—0.2%
JP Morgan/Hipotecaria su Casita, 6.47%, 8/26/35[5,11]	MXN	34,101,099	182,664
Power Finance Corp. Ltd. , 7.99% Sr. Unsec. Nts. , 12/20/22	INR	400,000,000	5,771,120
REC Ltd. , 9.04% Sr. Unsec. Nts. , 10/12/19	INR	250,000,000	3,639,039
			9,592,823

Insurance—1.4%
AXA SA:
3.875% [EUSA11+325] Jr. Sub. Perpetual Bonds[1,2,10]	EUR	6,110,000	7,757,391
5.125% [US0003M+388.3] Sub. Nts. , 1/17/47[1,2]		13,000,000	13,812,942
Credit Agricole Assurances SA, 4.75% [EUSA5+535] Sub.
Nts. , 9/27/48[1,2]	EUR	3,000,000	3,960,000
NN Group NV, 4.375% [EUR003M+390] Jr. Sub. Perpetual
Bonds[1,2,10]	EUR	6,000,000	7,503,462
Power Finance Corp. Ltd.:
7.42% Sr. Unsec. Nts. , 6/26/20	INR	350,000,000	5,069,178
8.53% Sr. Unsec. Nts. , 7/24/20	INR	330,000,000	4,836,689
UNIQA Insurance Group AG, 6.875% [EUR003M+598.6] Sub.
Nts. , 7/31/43[1,2]	EUR	9,300,000	12,531,886
VIVAT NV:
2.375% Sr. Unsec. Nts. , 5/17/24[2]	EUR	6,000,000	7,247,375
6.25% [USSW5+417.4] Jr. Sub. Perpetual Bonds[1,2,10]		5,000,000	5,045,075
			67,763,998

Real Estate Investment Trusts (REITs)—0.0%
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45%,
3/13/34[3,4,11]	MXN	27,602,566	—

Real Estate Management & Development—0.5%
Agile Group Holdings Ltd. , 9.00% Sr. Sec. Nts. , 5/21/20[2]		10,770,000	11,084,078
CIFI Holdings Group Co. Ltd. , 7.75% Sr. Unsec. Nts. , 6/5/20[2]		4,393,750	4,492,610
Country Garden Holdings Co. Ltd. , 7.50% Sr. Sec. Nts.,
3/9/20[2]		3,280,000	3,343,862
New Metro Global Ltd. , 6.50% Sr. Unsec. Nts. , 4/23/21[2]		3,280,000	3,321,232

 10 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Principal Amount	Value
Real Estate Management & Development (Continued)
Times China Holdings Ltd. , 6.25% Sr. Sec. Nts. , 1/23/20[2]		$3,280,000	$3,302,553
			25,544,335

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd. :
8.75% Sr. Sec. Nts. , 1/13/20	INR	330,000,000	4,809,695
8.95% Sec. Nts. , 10/19/20	INR	125,000,000	1,847,758
			6,657,453

Health Care—0.1%
Health Care Providers & Services—0.1%
OCP SA, 4.50% Sr. Unsec. Nts. , 10/22/25[5]		6,360,000	6,533,183

Industrials—0.7%
Airlines—0.1%
Gol Finance, Inc. , 7.00% Sr. Unsec. Nts. , 1/31/25[5]		3,245,000	3,180,100

Construction & Engineering—0.1%
Fideicomiso PA Concesion Ruta al Mar, 6.75% Sr. Sec. Nts.,
2/15/44[4,5]	COP	8,000,000,000	2,441,045
Fideicomiso PA Costera, 6.25% Sr. Sec. Nts. , 1/15/34[4,5]	COP	5,916,031,565	1,912,672
Fideicomiso PA Pacifico Tres, 8.25% Sr. Sec. Nts. , 1/15/35[5]		3,060,000	3,358,350
			7,712,067

Industrial Conglomerates—0.2%
KOC Holding AS, 6.50% Sr. Unsec. Nts. , 3/11/25[5]		5,155,000	5,151,392
Turkiye Sise ve Cam Fabrikalari AS, 6.95% Sr. Unsec. Nts.,
3/14/26[5]		4,090,000	4,124,192
			9,275,584

Road & Rail—0.1%
Indian Railway Finance Corp. Ltd. , 8.83% Sr. Sec. Nts.,
3/25/23	INR	250,000,000	3,736,738

Trading Companies & Distributors—0.1%
National Bank for Agriculture & Rural Development, 8.39%
Sr. Unsec. Nts. , 7/19/21	INR	300,000,000	4,427,450

Transportation Infrastructure—0.1%
GMR Hyderabad International Airport Ltd. , 4.25% Sr. Sec.
Nts. , 10/27/27[5]		6,495,000	5,940,760

Information Technology—0.1%
Communications Equipment—0.1%
HTA Group Ltd. , 9.125% Sr. Unsec. Nts. , 3/8/22[12]		3,170,000	3,336,742

11 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Materials—0.9%
Chemicals—0.2%
Petkim Petrokimya Holding AS, 5.875% Sr. Unsec. Nts.,
1/26/23[5]		$5,385,000	$ 5,215,696
Sociedad Quimica y Minera de Chile SA, 4.25% Sr. Unsec.
Nts. , 5/7/29[5]		4,415,000	4,646,187
			9,861,883

Construction Materials—0.2%
CIMPOR Financial Operations BV, 5.75% Sr. Unsec. Nts.,
7/17/24[5]		8,400,000	7,402,500

Metals & Mining—0.5%
CSN Resources SA, 7.625% Sr. Unsec. Nts. , 2/13/23[5]		6,000,000	6,352,500
JSW Steel Ltd.:
4.75% Sr. Unsec. Nts. , 11/12/19[2]		6,330,000	6,345,761
5.95% Sr. Unsec. Nts. , 4/18/24[2]		3,895,000	4,026,043
Metinvest BV, 7.75% Sr. Unsec. Nts. , 4/23/23[5]		3,185,000	3,300,775
Southern Copper Corp. , 7.50% Sr. Unsec. Nts. , 7/27/35		3,550,000	4,668,250
			24,693,329

Telecommunication Services—1.2%
Diversified Telecommunication Services—0.6%
Axtel SAB de CV, 6.375% Sr. Unsec. Nts. , 11/14/24[5]		6,495,000	6,641,202
Oi SA, 10.00% Sr. Unsec. Nts. , 7/27/25[9]		6,440,000	6,681,500
Telecom Italia Finance SA, 7.75% Sr. Unsec. Nts. , 1/24/33	EUR	10,000,000	15,638,558
			28,961,260

Wireless Telecommunication Services—0.6%
Bharti Airtel Ltd. , 4.375% Sr. Unsec. Nts. , 6/10/25[5]		3,195,000	3,232,655
GTH Finance BV, 7.25% Sr. Unsec. Nts. , 4/26/23[5]		5,800,000	6,353,610
Telefonica Europe BV, 5.875% [EUSA10+430.1] Jr. Sub.
Perpetual Bonds[1,2,10]	EUR	13,300,000	17,592,798
			27,179,063

Utilities—0.6%
Electric Utilities—0.1%
Inkia Energy Ltd. , 5.875% Sr. Unsec. Nts. , 11/9/27[5]		5,865,000	6,041,009

Gas Utilities—0.1%
Empresa de Transmision Electrica SA, 5.125% Sr. Unsec. Nts.,
5/2/49[5]		4,440,000	4,866,240

Independent Power and Renewable Electricity Producers—0.4%
Adani Green Energy UP Ltd. /Prayatna Developers Pvt
Ltd. /Parampujya Solar Energy, 6.25% Sr. Sec. Nts. , 12/10/24[5]		7,385,000	7,555,815
AES Andres BV/Dominican Power Partners/Empresa
Generadora de Electricidad Itabo SA, 7.95% Sr. Unsec. Nts.,
5/11/26[5]		3,325,000	3,611,814

12 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

						Principal Amount	Value
Independent Power and Renewable Electricity Producers (Continued)
Reliance Jio Infocomm Ltd. , 8.32% Sec. Nts. , 7/8/21				INR		335,000,000	$ 4,977,950
							16,145,579
Total Corporate Bonds and Notes (Cost $895,572,988)							884,763,425
						Shares
Common Stock—0.0%
JSC Astana Finance, GDR[5,11,13] (Cost $0)						868,851	—
						Principal Amount
Structured Securities—0.4%
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.003% Sr. Sec. Nts. , 4/30/25[5,6]						1,982,242	1,827,751
3.054% Sr. Sec. Nts. , 4/30/25[5,6]						2,525,682	2,328,835
3.098% Sr. Sec. Nts. , 4/30/25[5,6]						2,180,522	2,010,576
3.131% Sr. Sec. Nts. , 4/30/25[5,6]						1,949,112	1,797,202
3.179% Sr. Sec. Nts. , 4/30/25[5,6]						2,426,802	2,237,662
3.231% Sr. Sec. Nts. , 4/30/25[5,6]						2,769,826	2,553,952
3.265% Sr. Sec. Nts. , 4/30/25[5,6]						2,212,767	2,040,308
3.346% Sr. Sec. Nts. , 4/30/25[5,6]						2,079,907	1,917,803
Morgan Stanley, Russian Federation Total Return Linked
Bonds, Series 007, Cl. VR, 5.00%, 8/22/34[11]					RUB	113,829,191	332,422
Total Structured Securities (Cost $19,442,665)							17,046,511

Short-Term Notes—6.6%
Arab Republic of Egypt Treasury Bills:
16.866%, 10/22/19[6]					EGP	92,000,000	5,269,373
17.252%, 9/17/19[6]					EGP	85,200,000	4,921,467
United States Treasury Bills:
2.201%, 9/19/19[6]						150,000,000	149,310,500
2.264%, 8/22/19[6,14,15]						100,000,000	99,701,181
2.447%, 10/17/19[6,15]						50,000,000	49,696,625
Total Short-Term Notes (Cost $308,372,313)							308,899,146
					Notional
			Exercise	Expiration	Amount	Contracts
			Price	Date	(000's)	(000's)
Exchange-Traded Option Purchased—0.0%
						EUR
Euro-Bund Futures Put[13]					EUR
($273,315)		EUR	166.000	7/26/19	166,000	1	11,371
					Notional
	Counter-		Exercise	Expiration	Amount
	party		Price	Date	(000's)
Over-the-Counter Options Purchased—1.0%
						BRL
BRL Currency
Call[13]	GSCO-OT	BRL	3.430	3/30/20	BRL 5,000	5,000	1,101,870
						BRL
BRL Currency
Call[13]	GSCO-OT	BRL	3.430	3/30/20	BRL 5,000	5,000	1,101,869

13 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

					Notional
	Counter-		Exercise	Expiration	Amount	Contracts
	party		Price	Date	(000’s)	(000	’s)	Value
Over-the-Counter Options Purchased (Continued)
						BRL
BRL Currency
Call[13]	GSCO-OT	BRL	3.432	3/27/20	BRL 5,000	5,000		$1,100,752
						BRL
BRL Currency
Call[13]	GSCO-OT	BRL	3.300	8/28/19	BRL 5,000	5,000		42,737
						BRL
BRL Currency
Call[13]	JPM	BRL	3.354	9/25/19	BRL 3,000	3,000		80,470
						BRL
BRL Currency
Call[13,18]	JPM	BRL	3.200	10/17/19	BRL 5,000	5,000		50,140
						BRL
BRL Currency
Call[13]	GSCO-OT	BRL	3.400	12/10/19	BRL 3,000	3,000		280,241
						BRL
BRL Currency
Call[13]	GSCO-OT	BRL	3.513	10/30/19|	BRL 351,250	351,250		282,054
						BRL
BRL Currency
Call[13]	SCB	BRL	3.508	11/1/19	BRL 350,800	350,800		279,237
						BRL
BRL Currency
Call[13]	GSCO-OT	BRL	3.350	12/6/19	BRL 3,000	3,000		158,722
						CAD
CAD Currency					CAD
Call[13]	RBC	CAD	1.302	10/1/19	125,000	125,000		830,335
						CLP
CLP Currency					CLP
Call[13]	CITNA-B	CLP	676.100	9/23/19	40,566,000	40,566,000		945,999
						EUR
EUR Currency
Put[13]	GSCO-OT	NOK	8.710	12/17/20	EUR 12,500	12,500		1,328,638
						EUR
EUR Currency					EUR
Call[13]	BOA	USD	1.153	12/17/19	250,000	250,000		4,002,970
						EUR
EUR Currency					EUR
Call[13]	JPM	USD	1.142	9/6/19	125,000	125,000		1,300,369
						EUR
EUR Currency					EUR
Call[13]	BOA	USD	1.175	9/5/19	300,000	300,000		647,745
						EUR
EUR Currency					EUR
Call[13]	CITNA-B	USD	1.178	10/3/19	300,000	300,000		1,026,471
						EUR
EUR Currency
Put[13]	BOA	NOK	8.200	11/27/19	EUR 5,000	5,000		1,897
						EUR
EUR Currency
Put[13]	JPM	SEK	9.250	4/29/20	EUR 10,000	10,000		206,372

14 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

					Notional
	Counter-		Exercise	Expiration	Amount		Contracts
	party		Price	Date	(000	’s)	(000	’s)	Value
Over-the-Counter Options Purchased (Continued)
							EUR
EUR Currency					EUR
Call[13]	JPM	USD	1.173	8/14/19	300,000		300,000		$422,253
							EUR
EUR Currency
Put[13]	JPM	NOK	8.200	11/27/19	EUR 5,000		5,000		1,897
							EUR
EUR Currency
Put[13]	GSCO-OT	NOK	8.402	12/17/20	EUR 12,500		12,500		580,062
							EUR
EUR Currency
Put[13]	JPM	ZAR	16.378	1/6/20	EUR 50,000		50,000		1,795,381
Federal
Government							EUR
of France
Bonds Put[13]	MSCO	EUR	117.630	6/14/20	EUR 45,333		45,333		2,123,488
Federal
Republic of
Germany							EUR
Government					EUR
Bonds Put[13]	MSCO	EUR	102.742	3/27/20	375,000		375,000		169,580
							INR
INR Currency
Call[13]	JPM	INR	66.092	4/29/20	INR 5,000		5,000		934,552
							INR
INR Currency
Put[13]	GSCO-OT	INR	65.600	5/6/20	INR 2,500		2,500		362,708
KRW							KRW
Currency					KRW
Call[13]	GSCO-OT	KRW	1125.000	7/18/19	56,250,000		56,250,000		28,125
MXN							MXN
Currency					MXN
Call[13]	GSCO-OT	MXN	19.733	3/4/20	2,631,000		2,631,000		4,011,117
MXN							MXN
Currency					MXN
Call[13]	CITNA-B	MXN	19.350	6/2/20	967,500		967,500		1,124,409
MXN							MXN
Currency					MXN
Call[13]	JPM	MXN	19.375	6/2/20	968,750		968,750		1,147,581
MXN							MXN
Currency					MXN
Call[13]	JPM	MXN	19.655	11/26/19	471,720		471,720		653,719
MXN							MXN
Currency					MXN
Call[13]	CINTA-B	MXN	18.905	5/21/20	1,890,500		1,890,500		1,512,211
MXN							MXN
Currency
Call[13,19]	CITNA-B	MXN	18.000	10/23/19	MXN 2,500		2,500		156,622
							MXN
MXN					MXN
Currency Put[13]	JPM	MXN	19.655	11/26/19	471,720		471,720		665,446

15 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

						Notional
	Counter-		Exercise		Expiration	Amount	Contracts
	party		Price		Date	(000’s)	(000’s)		Value
Over-the-Counter Options Purchased (Continued)
							PHP
PHP Currency						PHP
Call[13]	GSCO-OT	PHP	52.000		8/12/19	2,600,000	2,600,000		$776,906
							RUB
RUB Currecny						RUB
Call[13]	GSCO-OT	RUB	60.000		12/18/19	5,700,000	5,700,000		275,538
							RUB
RUB Currency						RUB
Call[13]	GSCO-OT	RUB	62.000		4/8/20	7,750,000	7,750,000		1,529,075
							RUB
RUB Currency
Call[13]	GSCO-OT	RUB	57.300		3/30/20	RUB 10,000	10,000		1,023,393
							USD
S&P 500
Index Put[13]	BOA	USD	2632.590		2/21/20	USD 49,381	19		1,084,413
							USD
S&P 500
Index Put[13]	GSCOI	USD	2679.690		3/13/20	USD 95,000	35		2,541,809
							SGD
SGD Currency
Put[13]	GSCO-OT	CNH	5.062		9/27/19	SGD 75,000	75,000		260,771
							ZAR
ZAR Currency						ZAR
Call[13]	GSCO-OT	ZAR	13.613		1/27/20	680,625	680,625		943,870
							ZAR
ZAR Currency						ZAR
Call[13]	GSCO-OT	ZAR	14.500		3/6/20	2,784,000	2,784,000		9,332,441
Total Over-the-Counter Options Purchased (Cost $59,941,311)									48,226,255
							Notional
	Counter	Buy /Sell	Reference			Expiration	Amount
	-party	Protection	Asset		Fixed Rate	Date	(000	's)
Over-the-Counter Credit Default Swaption Purchased—0.0%
Credit
Default Swap			iTraxx
Maturing			Europe
6/20/2024			Crossover
Put[13] (Cost			Series 31				EUR
$715,594) )	JPM	Buy	Version 1		3.00%	7/17/19	187,500		129,519
		Pay/Receive					Notional
	Counter	Floating	Floating		Fixed	Expiration	Amount
	-party	Rate	Rate		Rate	Date	(000	's)
Over-the-Counter Interest Rate Swaptions Purchased—0.9%
			The greater
			of:10	x
			(0.15%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
10/15/2019			CMS2)) or				USD
Call[13]	GSCO-OT	Receive	Zero		15.000	10/15/19	50,000		126,855

16 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
The greater
of:10x
(minus
0.15%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
10/15/2019			CMS2)) or			USD
Call[13]	GSCO-OT	Receive	Zero	0.000%	10/15/19	50,000	$2,215
The greater
of:10x
(0.25%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
4/16/2020			CMS2)) or			USD
Call[13]	GSCO-OT	Receive	Zero	25.000	4/16/20	50,000	315,980
The greater
of:10x
(minus
0.05%
Interest			minus
Rate Floor			(CMS10
Maturing			minus
4/16/2020			CMS2)) or			USD
Call[13]	GSCO-OT	Receive	Zero	0.000	4/16/20	50,000	41,615
10*
Interest			MAX[0;
Rate Floor			0.25
Maturing			minus ([FRO
4/9/2020			1] minus			USD
Call[13]	JPM	Receive	[FRO 2])]	25.000	4/13/20	250,000	1,588,775
MAX [(
0.213%
minus
Interest			(CMS10
Rate Floor			minus
Maturing			CMS2)),
4/9/2020			0.00%]			USD
Call[13]	MSCO	Receive	*10	21.300	4/13/20	126,000	649,809
Interest
Rate Swap
maturing			Three-
11/17/2020			Month USD			USD
Call[13]	MSCO	Pay	BBA LIBOR	2.000	11/17/20	1,000,000	5,569,130

17 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000	’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate Swap
maturing			Three-
11/24/2020			Month USD			USD
Call[13]	JPM	Receive	BBA LIBOR	1.913%	11/24/20	250,000		$4,570,982
Interest
Rate Swap
maturing			Six-Month
3/29/2021			EUR			EUR
Put[13]	JPM	Pay	EURIBOR	1.122	3/29/21	1,500,000		750,264
Interest
Rate Swap
maturing			Three-
3/30/2020			Month CAD			CAD
Put[13]	BOA	Pay	BA CDOR	2.588	3/30/20	1,333,000		1,908,260
Interest
Rate Swap
maturing			Six-Month
4/12/2021			EUR			EUR
Put[13]	JPM	Pay	EURIBOR	0.615	4/12/21	500,000		85,709
Interest
Rate Swap
maturing			Six-Month
4/6/2021			EUR			EUR
Put[13]	JPM	Pay	EURIBOR	0.608	4/6/21	500,000		84,117
Interest
Rate Swap
maturing			Three-
8/27/2019			Month USD			USD
Call[13]	GSCOI	Pay	BBA LIBOR	2.200	8/27/19	22,500		470,108
Interest
Rate Swap
maturing			Three-
8/30/2019			Month USD			USD
Call[13]	MSCO	Pay	BBA LIBOR	2.348	8/30/19	11,250		456,616
Interest
Rate Swap
maturing			Three-
8/30/2019			Month USD			USD
Call[13]	GSCOI	Pay	BBA LIBOR	2.325	8/30/19	11,250		418,034
Interest
Rate Swap
maturing			Six-Month
9/17/2077			EUR			EUR
Put[13]	JPM	Pay	EURIBOR	1.600	9/15/37	160,000		26,499,843
Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $57,626,916)								43,538,312

18 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

	Shares	Value
Investment Companies—4.6%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.37%[16]	211,135,198	$211,135,198
OFI Carlyle Private Credit Fund, Cl. I17	322,203	3,176,917
Total Investment Companies (Cost $214,292,078)		214,312,115
Total Investments, at Value (Cost $4,694,161,646)	99.1%	4,682,264,093
Net Other Assets (Liabilities)	0.9	43,472,302
Net Assets	100.0%	$4,725,736,395

Footnotes to Statement of Investments
1. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
2. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to
$1,237,157,931 or 26.18% of the Fund's net assets at period end.
3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $819,863,642 or 17.35% of the Fund's net assets at period end.
6. Zero coupon bond reflects effective yield on the original acquisition date.
7. All or a portion of this security is owned by the subsidiary.
8. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end.The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
9. Interest or dividend is paid-in-kind, when applicable.
10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
11. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
12. Restricted security. The aggregate value of restricted securities at period end was $3,336,742, which represents
0.07% of the Fund's net assets. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
HTA Group Ltd. , 9.125% Sr. Unsec.
Nts. , 3/8/22	3/1/17-3/7/18	$ 3,200,889	$3,336,742	$135,853

13. Non-income producing security.
14. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $6,024,942.
15. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $94,187,115.
16. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of June 30, 2019.

19 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
17. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	September 30,	Gross	Gross	June 30,
	2018	Additions	Reductions	2019
Investment Company
OFI Carlyle Private Credit Fund,
Cl. I	—	322,203	—	322,203

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
OFI Carlyle Private Credit Fund,
Cl. I	$3,176,917	$120,119	$—	$ 20,038

18. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 3.2 BRL per 1 USD.
19. One-Touch Binary option becomes eligible for exercise if at any time spot rates are less than or equal to 18 MXN per 1 USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$670,773,805	14.3%
India	402,568,275	8.6
Mexico	382,490,188	8.2
United Kingdom	324,298,927	6.9
South Africa	256,468,224	5.5
Indonesia	248,641,892	5.3
Brazil	246,864,856	5.3
Spain	197,602,260	4.2
Greece	186,887,579	4.0
Italy	184,843,621	3.9
Argentina	140,837,071	3.0
France	88,691,475	1.9
Switzerland	85,500,129	1.8
Malaysia	82,386,980	1.8
Thailand	79,555,570	1.7
Russia	75,554,679	1.6
Egypt	72,579,140	1.6
Peru	72,384,465	1.5
Cyprus	71,725,758	1.5
Colombia	71,559,752	1.5
Turkey	62,365,056	1.3
Ukraine	47,644,438	1.0
Hungary	46,560,776	1.0
Sri Lanka	39,741,273	0.9

20 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Geographic Holdings (Continued)	Value	Percent
Eurozone	$38,863,507	0.8%
Poland	30,874,089	0.7
China	29,082,170	0.6
Netherlands	28,924,268	0.6
Ghana	27,599,578	0.6
Singapore	25,062,149	0.5
Supranational	23,449,866	0.5
Panama	23,416,672	0.5
Dominican Republic	23,276,609	0.5
Oman	21,447,175	0.5
Kazakhstan	20,436,875	0.4
Germany	18,346,904	0.4
Chile	18,322,819	0.4
Portugal	16,909,004	0.4
Ireland	15,707,011	0.3
Luxembourg	15,638,558	0.3
Ivory Coast	14,221,469	0.3
Austria	12,531,886	0.3
Ecuador	11,841,457	0.3
Gabon	11,294,958	0.2
Azerbaijan	11,294,018	0.2
Saudi Arabia	9,294,370	0.2
Fiji	9,264,941	0.2
Tajikistan	9,063,057	0.2
Senegal	8,432,997	0.2
Angola	7,005,858	0.2
Morocco	6,533,183	0.1
Iraq	6,213,672	0.1
Bermuda	6,041,009	0.1
Uruguay	4,991,263	0.1
Hong Kong	4,907,212	0.1
Nigeria	4,459,983	0.1
Kenya	4,382,778	0.1
United Arab Emirates	4,227,985	0.1
Georgia	3,655,326	0.1
Paraguay	3,562,032	0.1
Cayman Islands	3,343,862	0.1
Mauritius	3,336,742	0.1
Canada	2,738,595	0.1
Serbia	2,436,217	0.1
Philippines	776,906	0.0
South Korea	528,874	0.0
Total	$4,682,264,093	100.0%

Forward Currency Exchange Contracts as of June 30, 2019
Counter	Settlement		Currency	Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000's)		(000's)	Appreciation	Depreciation
BAC	05/2020	CLP	2,018,340	USD 2,946	$ 33,487	$ —
BAC	09/2019	COP	81,111,600	USD 24,366	773,434	—
BAC	08/2019	EUR	105	USD 118	1,589	—

21 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)		Purchased (000’s)		(000’s)	Appreciation	Depreciation
BAC	08/2019	USD	15,000	CLP	10,587,000	$ —	631,044
BAC	07/2019	USD	24,431	COP	81,111,600	—	795,401
BOA	07/2019	ARS	272,700	USD	5,747	672,496	—
BOA	08/2019	AUD	75,000	USD	52,277	446,725	—
BOA	07/2019 - 08/201	BRL	1,662,920	USD	432,886	56,244	255,297
BOA	08/2019	COP	70,005,250	USD	21,304	408,010	—
BOA	08/2019	EUR	142,990	USD	161,874	1,238,081	—
BOA	08/2019	GBP	168,085	USD	220,259	—	6,392,297
BOA	08/2019	INR	2,302,100	USD	32,862	294,389	—
BOA	09/2019	JPY	15,936,000	USD	150,000	—	1,233,020
BOA	08/2019	KRW	12,237,650	USD	10,366	222,652	—
BOA	08/2019	MXN	1,660,000	USD	85,680	64,760	—
BOA	07/2019	USD	6,424	ARS	272,700	4,234	—
BOA	07/2019 - 08/2019	USD	487,175	BRL	1,871,590	365,195	58,652
BOA	08/2019	USD	56,366	COP	185,217,200	—	1,079,498
BOA	08/2019	USD	56,305	EUR	50,000	—	732,587
BOA	08/2019	USD	233,310	GBP	178,045	6,771,078	—
BOA	08/2019	USD	286,284	IDR	4,142,042,000	—	5,080,856
BOA	08/2019	USD	376,006	INR	26,342,200	—	3,389,700
BOA	08/2019	USD	12,468	RUB	791,190	13,689	—
BOA	08/2019	USD	18,407	SGD	25,130	—	182,698
BOA	08/2019	USD	2,913	THB	91,100	—	61,606
BOA	08/2019	USD	72,270	TRY	447,040	—	2,846,127
CITNA-B	07/2019	ARS	452,700	USD	10,664	—	7,029
CITNA-B	05/2020	CLP	6,593,100	USD	9,625	109,037	—
CITNA-B	07/2019	COP	148,301,120	USD	44,000	2,123,291	—
CITNA-B	08/2019	EUR	8,310	USD	9,401	79,054	—
CITNA-B	08/2019	GBP	5,010	USD	6,561	—	186,821
CITNA-B	08/2019 - 12/2019	RUB	3,291,700	USD	50,326	924,002	—
CITNA-B	07/2019	USD	10,594	ARS	452,700	—	62,710
CITNA-B	07/2019 - 09/2019	USD	44,228	COP	148,301,120	—	1,808,252
CITNA-B	08/2019	USD	12,763	EUR	11,265	—	85,163
CITNA-B	08/2019	USD	2,327	GBP	1,820	11,442	—
CITNA-B	08/2019	USD	48,050	HUF	13,671,700	—	227,932
CITNA-B	08/2019	USD	590,319	MXN	11,427,572	47,780	—
CITNA-B		USD	53,415	PEN	178,350	—	631,762
CITNA-B	08/2019 - 12/2019	USD	85,848	RUB	5,562,800	77,171	1,318,995
CITNA-B	08/2019	USD	2,014	TRY	12,180	—	30,480
DEU	07/2019	BRL	9,170	USD	2,393	—	4,829
DEU	08/2019	EUR	57,350	USD	64,935	511,368	—
DEU	08/2019	MXN	731,600	USD	38,304	—	514,149
DEU	08/2019	NOK	1,500,000	USD	172,144	3,916,330	—
DEU	08/2019	NZD	30,900	USD	20,492	284,414	—
DEU	07/2019	THB	264,000	USD	8,451	158,840	—
DEU	07/2019	USD	2,366	BRL	9,170	—	21,906
DEU	08/2019	USD	2,467	COP	8,114,000	—	50,000
DEU	08/2019	USD	33,943	EUR	30,085	—	376,449
GSCO-OT	07/2019 - 03/2021	BRL	235,200	USD	56,973	2,081,526	—

22 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased (000’s)			(000’s)	Appreciation	Depreciation
GSCO-OT	08/2019	CLP	96,133,259	USD	142,100	$ 2,084,291	$ 2,249,560
GSCO-OT	08/2019 - 12/2020	EUR	134,560	USD	158,500	603,047	2,236,983
GSCO-OT	09/2019	IDR	2,323,320,000	USD	159,838	3,144,808	—
GSCO-OT	05/2020	INR	1,723,538	USD	23,750	271,094	—
GSCO-OT	08/2019	PLN	129,480	USD	34,796	—	72,879
GSCO-OT	02/2021	RUB	2,279,500	USD	33,488	—	178,132
GSCO-OT	08/2019	SEK	1,122,970	USD	117,933	3,351,702	—
GSCO-OT	07/2019 - 10/2019	TRY	423,554	USD	68,706	2,564,894	638,699
GSCO-OT	03/2021	USD	111,931	BRL	459,119	—	3,431,817
GSCO-OT	11/2019 - 05/2020	USD	65,638	CLP	45,467,415	—	1,491,486
GSCO-OT	05/2020	USD	9,525	EUR	8,250	—	75,934
GSCO-OT	05/2020	USD	23,775	INR	1,723,653	—	248,035
GSCO-OT	08/2019	USD	19,348	MYR	80,805	—	204,424
GSCO-OT	12/2020	USD	90,750	NOK	768,075	325,019	—
GSCO-OT	08/2019 - 12/2019	USD	36,235	RUB	2,368,400	74,587	439,741
GSCO-OT	10/2019 - 02/2020	USD	40,310	TRY	275,515	—	4,483,418
GSCO-OT	08/2019 - 03/2020	USD	158,378	ZAR	2,353,208	182,949	5,683,660
GSCO-OT	08/2019 - 01/2020	ZAR	1,611,159	USD	107,028	5,549,121	—
HSBC	07/2019	ARS	180,000	USD	3,774	463,773	—
HSBC	08/2019	EUR	15,460	USD	17,564	72,683	774
HSBC	08/2019	JPY	15,542,000	USD	143,413	1,160,427	—
HSBC	08/2019	MXN	449,500	USD	23,418	—	199,973
HSBC	07/2019	USD	4,240	ARS	180,000	2,795	—
HSBC	08/2019	USD	762	IDR	11,019,000	—	12,974
JPM	07/2019 - 08/2019	BRL	1,446,700	USD	370,059	7,007,643	388,422
JPM	05/2020	CLP	3,296,700	USD	4,813	54,696	—
JPM	08/2019 - 12/2019	EUR	453,975	USD	515,885	4,531,243	1,634,543
JPM	09/2019	IDR	675,250,000	USD	42,716	4,659,945	—
JPM	08/2019	INR	2,835,100	USD	40,221	611,745	—
JPM	11/2019	MXN	2,602,694	USD	130,861	1,364,873	—
JPM	08/2019 - 12/2020	NOK	2,246,875	USD	260,607	3,700,073	309,581
JPM	08/2019	PLN	3,430	USD	911	9,334	—
JPM	08/2019 - 12/2019	RUB	3,214,230	USD	50,009	21,325	144,872
JPM	08/2019	SEK	1,120,000	USD	117,585	3,379,236	—
JPM	07/2019	USD	345,448	BRL	1,361,445	278,436	9,371,995
JPM	08/2019 - 12/2020	USD	969,661	EUR	852,840	2,221,983	8,345,719
JPM	12/2019	USD	89,647	NOK	768,075	—	709,380
JPM	08/2019	USD	17,580	NZD	26,275	—	87,094
JPM	08/2019	USD	31,475	PLN	118,570	—	322,679
JPM	02/2021	USD	33,432	RUB	2,279,500	122,140	—
JPM	07/2019	USD	8,351	THB	262,000	—	193,723
JPM	07/2019 - 08/2019	USD	17,497	TRY	109,424	—	1,185,553
JPM	08/2019	USD	12,274	ZAR	183,250	—	643,905
JPM	08/2019	ZAR	475,617	USD	32,250	1,330,712	—
MOS	08/2019	BRL	96,353	USD	25,026	—	7,635
MOS	05/2020	CLP	3,307,200	USD	4,813	70,327	—
MOS	07/2019	USD	25,040	BRL	96,353	11,649	—
MOS	08/2019	USD	76,875	CLP	53,653,300	—	2,339,001

23 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency			Currency Sold	Unrealized		Unrealized
-party	Month(s)	Purchased (000’s)				(000’s)		Appreciation	Depreciation
MOS	08/2019	USD	75,129		THB	2,342,300 $		—	$1,343,758
MOS	08/2019	USD	250,292		ZAR	3,729,200		—	12,762,596
RBC	09/2019	ARS	452,700		USD	9,401		—	47,257
RBC	08/2019	CAD	155,520		USD	116,415	2,445,340		—
RBC	08/2019	EUR	36,005		USD	40,600	472,692		—
RBC	08/2019	JPY	45,086,000		USD	412,005	7,409,485		—
RBC	08/2019	USD	107,022		EUR	94,620		—	898,188
SCB	09/2019	IDR		1,043,275,000	USD	72,500	696,358		—
SCB	09/2019	USD		41,477	IDR	675,250,000		—	5,898,386
SCB	08/2019	ZAR	572,000		USD	40,348		—	31,221
Total Unrealized Appreciation and Depreciation						$81,940,743			$96,379,257

Futures Contracts as of June 30, 2019
									Unrealized
	Expiration		Number			Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts			(000's)	Value	(Depreciation)
Euro-BTP	Sell	9/6/19	1,191	EUR		176,042	$	181,880,611	$(5,838,686)
Euro-BUND	Buy	9/6/19	59	EUR		11,589		11,588,936	(110)
Euro-OAT	Sell	9/6/19	306	EUR		56,208		57,366,941	(1,159,027)
United States
Treasury Long
Bonds	Sell	9/19/19	344	USD		52,363		53,524,250	(1,161,592)
									$(8,159,415)

Over-the-Counter Options Written at June 30, 2019
				Number of		Notional
	Counter	Exercise	Expiration	Contracts		Amount		Premiums
Description	-party	Price	Date	(000's)		(000's)		Received	Value
		BRL		BRL

BRL Currency Put[1]	GSCO-OT	4.500	12/6/19	(3,000)		BRL 3,000		$531,600	$(225,938)
		BRL		BRL

BRL Currency PUT[1]	GSCO-OT	4.500	12/10/19	(3,000)		BRL 3,000		624,000	(231,904)
		BRL		BRL

BRL Currency Put	GSCO-OT	4.026	10/30/19	(201,275)		BRL	201,275	1,132,450	(904,588)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.500	3/30/20	(5,000)		BRL 5,000		874,000	(1,028,551)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.500	3/30/20	(5,000)		BRL 5,000		874,000	(1,028,551)
		BRL		BRL

BRL Currency Put[2]	GSCO-OT	4.500	3/27/20	(5,000)		BRL 5,000		872,000	(1,036,290)
		BRL		BRL

BRL Currency Put[3]	GSCO-OT	4.230	3/4/21	(211,500)		BRL 211,500		2,369,000	(1,995,079)

24 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount		Premiums
Description	-party	Price	Date	(000’s)	(000	’s)	Received	Value
		BRL		BRL

BRL Currency Put[3]	JPM	4.250	3/4/21	(212,500)	BRL 212,500		$2,242,500	$ (1,947,369)
		BRL		BRL

BRL Currency Put	SCB	4.527	11/1/19	(452,700)	BRL 452,700		1,963,900	(300,593)
		CAD		CAD

CAD Currency Call	RBC	1.275	10/1/19	(125,000)	CAD 125,000		284,425	(257,124)
		CLP		CLP

CLP Currency Put	CITNA-B	706.150	9/23/19	(42,369,000)	CLP 42,369,000		482,358	(372,424)
		CLP		CLP

CLP Currency Call	CITNA-B	655.350	9/23/19	(39,321,000)	CLP 39,321,000		186,457	(283,504)
		CLP		CLP

CLP Currency Put[4]	GSCO-OT	700.000	5/11/20	(35,000,000)	CLP 35,000,000		1,280,000	(1,201,900)
		CLP		CLP

CLP Currency Put	GSCO-OT	713.500	11/26/19	(103,457,500)	CLP 103,457,500		2,381,477	(1,338,740)
		COP		COP

COP Currency Call	CITNA-B	3265.000	8/30/19	(163,250,000)	COP 163,250,000		304,709	(1,191,725)
		COP		COP

COP Currency Put	CITNA-B	3265.000	8/30/19	(163,250,000)	COP 163,250,000		1,989,760	(576,273)
		COP		COP

COP Currency Put	GSCO-OT	3325.000	9/4/19	(249,375,000)	COP 249,375,000		772,050	(546,131)
		COP		COP

COP Currency Put	MSCO	3449.000	8/20/19	(172,450,000)	COP 172,450,000		561,752	(70,704)
		USD		EUR

EUR Currency Call	BOA	1.155	9/5/19	(100,000)	EUR 100,000		622,429	(574,636)
		USD		EUR

EUR Currency Call	BOA	1.194	12/17/19	(250,000)	EUR 250,000		915,500	(1,288,295)
		RUB		EUR

EUR Currency Call	BOA	73.558	8/5/19	(50,000)	EUR 50,000		254,047	(318,133)
		USD		EUR

EUR Currency Put	BOA	1.109	12/17/19	(250,000)	EUR 250,000		1,746,675	(1,018,980)
		USD		EUR

EUR Currency Call	CITNA-B	1.155	10/3/19	(100,000)	EUR 100,000		842,515	(827,178)
		NOK		EUR

EUR Currency Call[5]	GSCO-OT	11.000	12/17/20	(10,000)	EUR 10,000		2,161,338	(1,256,334)
		KRW		EUR

EUR Currency Call	GSCO-OT	1303.350	9/30/19	(75,000)	EUR 75,000		1,018,986	(1,922,475)

25 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of		Notional
	Counter	Exercise	Exercise	Contracts		Amount	Premiums
Description	-party	Price	Date	(000	’s)	(000’s)	Received	Value
		ZAR		EUR

EUR Currency Call[6]	GSCO-OT	20.000	3/30/20	(8,900)		EUR 8,900	$1,745,852	$(919,740)
		RUB		EUR

EUR Currency Call	GSCO-OT	78.507	12/16/19	(90,000)		EUR 90,000	1,564,573	(1,191,555)
		INR		EUR

EUR Currency Call[7]	GSCO-OT	90.000	5/6/20	(2,500)		EUR 2,500	439,129	(385,602)
		USD		EUR

EUR Currency Call	JPM	1.153	8/14/19	(100,000)		EUR 100,000	421,756	(457,104)
		INR		EUR

EUR Currency Call	JPM	81.050	9/11/19	(45,000)		EUR 45,000	370,918	(323,679)
		USD		EUR

EUR Currency Call	JPM	1.176	9/6/19	(125,000)		EUR 125,000	349,375	(262,700)
		ZAR		EUR

EUR Currency Call	JPM	19.700	1/6/20	(50,000)		EUR 50,000	1,835,788	(374,422)
		USD		EUR

EUR Currency Put	JPM	1.116	9/6/19	(125,000)		EUR 125,000	567,500	(266,538)
		INR		EUR

EUR Currency Call[8]	JPM	90.000	4/29/20	(5,000)		EUR 5,000	795,265	(748,405)
		ZAR		EUR

EUR Currency Call	JPM	17.825	8/13/19	(25,000)		EUR 25,000	465,609	(43,280)
		RUB		EUR

EUR Currency Put	JPM	73.800	8/5/19	(50,000)		EUR 50,000	558,421	(1,339,010)
		ZAR		EUR

EUR Currency Call	JPM	17.454	9/20/19	(100,000)		EUR 100,000	2,993,492	(895,963)
		EUR		EUR
Federal Government of
Spain Bonds Put Put	MSCO	108.380	6/14/20	(86,000)		EUR 86,000	1,398,199	(1,235,903)
Federal Republic of		EUR		EUR
Germany Government
Bonds Call Call	MSCO	105.313	3/27/20	(375,000)		EUR 375,000	981,703	(2,931,978)
Federal Republic of		EUR		EUR
Germany Government
Bonds Put Put	MSCO	104.530	6/14/20	(86,667)		EUR 86,667	1,816,911	(1,156,833)
		IDR		IDR

IDR Currency Put	GSCO-OT	15360.000	6/18/20	(1,536,000,000)		IDR 1,536,000,000	2,160,000	(2,088,960)
		IDR		IDR

IDR Currency Put	JPM	14775.000	9/17/19	(738,750,000)		IDR 738,750,000	443,660	(199,462)
		IDR		IDR

IDR Currency Put	SCB	14740.000	9/18/19	(1,474,000,000)		IDR 1,474,000,000	844,101	(442,200)

26 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount		Premiums
Description	-party	Price	Date	(000’s)	(000	’s)	Received	Value
		JPY		JPY

JPY Currency Call	BOA	107.500	8/8/19	(10,750,000)	JPY 10,750,000		$973,501	$(947,827)
		JPY		JPY

JPY Currency Call	BOA	104.500	9/25/19	(15,675,000)	JPY 15,675,000		1,170,000	(843,315)
		JPY		JPY

JPY Currency Call	CITNA-B	106.750	8/13/19	(10,675,000)	JPY 10,675,000		859,000	(712,449)
		JPY		JPY

JPY Currency Call	SCB	106.750	8/13/19	(10,675,000)	JPY 10,675,000		870,000	(712,450)
		KRW		KRW

KRW Currency Put	GSCO-OT	1155.000	7/18/19	(57,750,000)	KRW 57,750,000		345,000	(398,475)
		KRW		KRW

KRW Currency Call[9]	GSCO-OT	1115.000	7/18/19	(55,750,000)	KRW 55,750,000		324,999	—
		MXN		MXN

MXN Currency Put	CITNA-B	22.940	6/2/20	(1,147,000)	MXN 1,147,000		1,090,181	(722,438)
		MXN		MXN

MXN Currency Put	CITNA-B	22.100	5/21/20	(2,210,000)	MXN 2,210,000		1,879,881	(1,914,589)
		MXN		MXN

MXN Currency Call	GSCO-OT	18.099	3/4/20	(2,413,130)	MXN 2,413,130		1,183,465	(734,895)
		MXN		MXN

MXN Currency Put	GSCO-OT	22.562	3/4/20	(3,008,200)	MXN 3,008,200		2,951,733	(1,273,010)
		MXN		MXN

MXN Currency Put	JPM	20.240	5/27/20	(607,200)	MXN 607,200		1,321,200	(1,327,746)
		MXN		MXN

MXN Currency Put	JPM	23.005	6/2/20	(1,150,250)	MXN 1,150,250		1,082,500	(704,632)
		MXN		MXN

MXN Currency Call	JPM	20.240	5/27/20	(607,200)	MXN 607,200		1,321,200	(1,309,858)
		PHP		PHP

PHP Currency Call	GSCO-OT	51.200	8/12/19	(2,560,000)	PHP 2,560,000		91,250	(270,106)
		PHP		PHP

PHP Currency Put	GSCO-OT	52.950	8/12/19	(2,647,500)	PHP 2,647,500		135,900	(30,128)
		PLN		PLN

PLN Currency Put	GSCO-OT	4.050	2/26/20	(1,012,500)	PLN 1,012,500		4,090,750	(1,550,471)
		PLN		PLN

PLN Currency Put	JPM	3.875	8/7/19	(290,625)	PLN 290,625		633,750	(83,587)
		RUB		RUB

RUB Currency Call	CITNA-B	63.040	12/16/19	(5,673,600)	RUB 5,673,600		804,150	(1,251,483)

27 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		RUB		RUB

RUB Currency Put	GSCO-OT	72.000	4/8/20	(9,000,000)	RUB 9,000,000	$3,902,625	$(1,886,130
		USD		USD

S&P 500 Index Put	BOA	2355.470	2/21/20	(19)	USD 44,183	1,088,373	(476,216)
		USD		USD

S&P 500 Index Put	GSCO-OT	2397.620	3/13/20	(35)	USD 85,000	1,930,000	(1,150,947)
		SEK		SEK

SEK Currency Call	CITNA-B	9.359	8/7/19	(701,925)	SEK 701,925	644,250	(1,255,021)
		SEK		SEK

SEK Currency Call	JPM	9.350	9/20/19	(701,250)	SEK 701,250	606,750	(1,666,030)
		CNH		SGD

SGD Currency Call	GSCO-OT	5.165	9/27/19	(75,000)	SGD 75,000	181,858	(164,637)
		CNH		SGD

SGD Currency Put	GSCO-OT	4.970	9/27/19	(75,000)	SGD 75,000	94,256	(70,258)
		THB		THB

THB Currency Put	SCB	31.500	12/20/19	(3,150,000)	THB 3,150,000	568,100	(631,354)
		TRY		TRY

TRY Currency Call	GSCO-OT	6.000	8/7/19	(600,000)	TRY 600,000	1,210,200	(3,271,908)
		TRY		TRY

TRY Currency Put	GSCO-OT	6.750	1/15/20	(337,500)	TRY 337,500	2,346,600	(2,096,378)
		ZAR		ZAR

ZAR Currency Put	GSCO-OT	16.208	1/27/20	(810,376)	ZAR 810,376	1,465,301	(815,092)
		ZAR		ZAR

ZAR Currency Call	GSCO-OT	13.500	3/6/20	(2,592,000)	ZAR 2,592,000	1,876,608	(3,540,594)
		ZAR		ZAR

ZAR Currency Put	GSCO-OT	16.500	3/6/20	(2,475,000)	ZAR 2,475,000	5,103,600	(2,689,979)
Total Over-the-Counter Options Written					$89,187,161		$(71,508,756)

1. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.6 BRL per 1 USD.
2. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.7 BRL per 1 USD.
3. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.61 BRL per 1 USD.
4. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 650 CLP per 1 USD.
5. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 9.40 NOK per 1
EUR.
6. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to15 ZAR per 1 EUR.
7. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 75 INR per 1 USD.

28 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

8. Upper Barrier Level: 90 INR/EUR. Lower Barrier Level: 75 INR/EUR. If at any time during the Event Period, the Spot
Exchange Rate, in accordance with the Barrier Event Rate Source B, is equal to or less than the Lower Barrier Level this Transaction will automatically terminate without any payment obligation on the part of either party (except in respect of the Premium).Provided a Knock-Out event has not occurred, if at the Expiration Time on the Expiration
Date: (i) the Spot Exchange Rate, in accordance with the Barrier Event Rate Source A, is equal to or greater than the
Upper Barrier Level, this Transaction will be automatically exercised and the Seller shall pay the Settlement Amount to the Buyer on the Settlement Date. (ii) the Spot Exchange Rate, in accordance with the Barrier Event Rate Source A, is not equal to or greater than the Upper Barrier Level, this Transaction shall expire without any payment obligation on the part of either party (except in respect of the Premium) at the Expiration Time on the Expiration Date. If a Knock-
Out event has occurred, notwithstanding the above, this Transaction will automatically terminate without any payment obligation on the part of either party (except in respect of the Premium).
9. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 1,085.00 KRW per
1 USD

Centrally Cleared Credit Default Swaps at June 30, 2019
				Notional	Premiums		Unrealized
	Buy/Sell	Fixed	Maturity	Amount	Received/	Appreciation/
Reference Asset	Protection	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
Argentine Republic
Government	Buy	5.000%	6/20/24	USD 6,250	$(1,117,361)	$1,016,053	$(101,308)
Argentine Republic
Government	Buy	5.000	6/20/24	USD 3,250	(585,903)	528,347	(57,556)
Brazilian
Government
International	Buy	1.000	6/20/24	USD 6,500	(154,329)	148,056	(6,273)
Brazilian
Government
International	Buy	1.000	6/20/24	USD 13,750	(525,542)	313,196	(212,346)
Brazilian
Government
International	Buy	1.000	6/20/24	USD 6,500	(152,859)	148,056	(4,803)
CDX. EM. 31	Buy	1.000	6/20/24	USD 6,250	(200,694)	194,763	(5,931)
CDX. EM. 31	Buy	1.000	6/20/24	USD 6,250	(213,194)	194,937	(18,257)
CDX. EM. 31	Buy	1.000	6/20/24	USD 6,250	(212,222)	194,937	(17,285)
CDX. EM. 31	Buy	1.000	6/20/24	USD 9,500	(479,803)	296,304	(183,499)
Federative Republic
of Brazil	Sell	1.000	6/20/22	USD 15,000	928,605	13,006	941,611
Intesa Sanpaolo
SpA	Buy	1.000	12/20/21	EUR 15,000	(548,711)	(106,897)	(655,608)
Intesa Sanpaolo
SPA	Sell	1.000	6/20/24	EUR 5,500	168,324	(89,080)	79,244
Mexico
Government
International	Buy	1.000	6/20/24	USD 27,500	(587,377)	133,411	(453,966)
Mexico
Government
International	Buy	1.000	6/20/24	USD 6,500	(138,835)	31,534	(107,301)
Mexico
Government
International	Buy	1.000	6/20/24	USD 6,250	(58,572)	30,321	(28,251)
Mexico
Government
International	Buy	1.000	6/20/24	USD 6,500	(46,925)	31,534	(15,391)
Republic of Italy	Sell	1.000	12/20/21	USD 16,000	585,507	(134,576)	450,931

29 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Credit Default Swaps (Continued)
					Notional	Premiums			Unrealized
		Buy/Sell	Fixed	Maturity	Amount	Received/		Appreciation/
Reference Asset		Protection	Rate	Date	(000’s)	(Paid)		Value	(Depreciation)
Republic Of South
Africa Gover		Buy	1.000%	6/20/24	USD 6,750	$(326,054	) $	208,252	$ (117,802)
Total Centrally Cleared Credit Default Swaps						$(3,665,945)		$3,152,154	$ (513,791)

Over-the-Counter Credit Default Swaps at June 30, 2019
					Notional	Premiums			Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount	Received/		Appreciation/
Asset	party	Protection	Rate	Date	(000's)	(Paid)		Value	(Depreciation)
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD 5,000	$831,849		$(500,696)	331,153
Hellenic Republic	BAC	Sell	1.000	6/20/25	USD 12,500	1,872,869		(1,251,741)	621,128
Hellenic Republic	BAC	Sell	1.000	12/20/25	USD 23,250	3,615,506		(2,623,110)	992,396
Hellenic Republic	BAC	Sell	1.000	12/20/19	USD 16,650	249,821		38,734	288,555
Hellenic Republic	GSCOI	Sell	1.000	6/20/25	USD 5,000	788,898		(500,696)	288,202
Hellenic Republic
Government B	BAC	Sell	1.000	6/20/29	USD 12,500	2,405,132		2,264,070	141,062
Hellenic Republic
Government B	BAC	Sell	1.000	6/20/26	USD 18,750	2,339,101		(2,341,419)	(2,318)
Hellenic Republic
Government B	BAC	Sell	1.000	6/20/26	USD 20,000	2,309,198		(2,496,958)	(187,760)
Hellenic Republic
Government B	BOA	Sell	1.000	6/20/24	USD 5,000	409,667		(365,347)	44,320
ICICI Bank Ltd.	GSCO-OT	Sell	1.000	12/20/19	USD 10,000	359,971		42,688	402,659
Intesa Sanpaolo
SPA	BAC	Buy	1.000	6/20/24	EUR 3,025	(385,265)		306,535	(78,730)
iTraxx Europe
Crossover Series 24
Version 1	JPM	Sell	5.000	12/20/20	EUR 5,000	(361,394)		304,173	(57,221)
Oriental Republic of
Uruguay	BOA	Sell	1.000	12/20/21	USD 14,802	267,519		(211,872)	55,647
State Bank of India	BNP	Sell	1.000	9/20/19	USD 13,035	537,811		30,330	568,141
Total Over-the-Counter Credit Default Swaps						$15,240,683		$(11,833,449)	$ 3,407,234

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

30 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

	Total Maximum
	Potential Payments
Type of Reference	for Selling Credit				Reference
Asset on which the	Protection		Amount		Asset Rating
Fund Sold Protection	(Undiscounted)		Recoverable*		Range**
Non Investment Grade
Sovereign Debt Indexes	$133,650,000		$26,750,000		BB- to BB
Investment Grade
Sovereign Debt Indexes	30,802,000		—		BBB
Investment Grade Single
Name Corp Debt Indexes	23,035,000		—		BBB-
Investment Grade Single					BBB
Name Corp Debt Indexes	5,500,000	EUR	18,024,500	EUR	BBB
Non Investment Grade
Corporate Index Debt
Indexes	5,000,000	EUR	—		D
Total	$187,487,000		$26,750,000
Total (EUR)	10,500,000	EUR	18,024,500	EUR

*The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent
Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Centrally Cleared Interest Rate Swaps at June 30, 2019
	Pay/Receive				Notional	Premiums			Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value		(Depreciation)
		Six-Month EUR
BAC	Receive	EURIBOR	1.123%	3/8/28	EUR 8,250	$—	$ (920,978	) $	(920,978)
		Six-Month HUF			HUF
BNP	Pay	BUBOR Reuters	1.210	10/26/20	14,305,000	—	884,341		884,341
		Six-Month HUF			HUF
BNP	Receive	BUBOR Reuters	3.280	10/26/28	3,235,000	—	(1,714,336)		(1,714,336)
		Three-Month USD
BOA	Receive	BBA LIBOR	1.650	6/17/22	USD 500,000	—	(553,420)		(553,420)
		Three-Month USD
BOA	Receive	BBA LIBOR	2.307	4/2/24	USD 52,900	—	(1,310,224)		(1,310,224)
BOA	Receive	CDOR03	2.120	6/1/27	CAD 76,200	—	(1,516,824)		(1,516,824)
BOA	Receive	CDOR03	2.165	6/1/27	CAD 68,500	—	(1,538,198)		(1,538,198)
BOA	Pay	BZDI	9.160	7/1/22	BRL 431,800	—	826,081		826,081
		Three-Month USD
BOA	Receive	BBA LIBOR	1.790	3/25/25	USD 150,000	—	(454,163)		(454,163)
		Three-Month USD
BOA	Receive	BBA LIBOR	1.675	6/9/22	USD 116,667	—	(184,826)		(184,826)
		Three-Month USD
BOA	Receive	BBA LIBOR	1.850	9/25/24	USD 173,333	—	(1,006,510)		(1,006,510)
		MXN TIIE
BOA	Pay	BANXICO	6.500	11/24/26	MXN 500,000	(7)	(1,408,807)		(1,408,814)
		Six-Month HUF			HUF
CITNA-B	Pay	BUBOR	2.205	3/8/28	2,750,000	—	432,118		432,118
		Three-Month ZAR
CITNA-B	Pay	JIBAR SAFEX	8.590	1/23/28	ZAR 508,000	—	411,417		411,417

31 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
DEU	Pay	JIBA3M	8.420%	8/29/28	ZAR 556,000	$—	$2,163,435	$2,163,435
		MXN TIIE
DEU	Pay	BANXICO	8.120	5/5/21	MXN 800,000	—	406,971	406,971
		MXN TIIE
DEU	Pay	BANXICO	8.525	1/15/24	MXN 480,000	—	1,257,729	1,257,729
		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	1.780	6/10/21	PLN 200,000	(30,941)	12,764	(18,177)
		MXN TIIE
GSCOI	Pay	BANXICO	8.120	5/5/21	MXN 825,000	—	419,689	419,689
		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	1.775	10/10/21	PLN 95,000	3,197	225,169	228,366
		MXN TIIE			MXN
GSCOI	Pay	BANXICO	8.055	3/2/22	1,430,000	—	1,278,937	1,278,937
GSCOI	Pay	SORF6M	1.980	3/4/21	SGD 172,000	—	603,110	603,110
GSCOI	Receive	SORF6M	2.073	3/4/24	SGD 70,500	—	(881,871)	(881,871)
		Three-Month USD
GSCOI	Receive	BBA LIBOR	2.512	4/29/29	USD 16,800	—	(850,335)	(850,335)
					COP
GSCOI	Pay	COOVIBR	4.380	1/10/20	338,200,000	—	256,472	256,472
		MXN TIIE
GSCOI	Pay	BANXICO	8.620	12/26/28	MXN 247,400	—	981,306	981,306
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.500	11/9/28	41,100,000	— 1,317,800		1,317,800
		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	2.580	2/6/23	PLN 115,000	—	928,638	928,638
		Six-Month GBP
GSCOI	Pay	BBA LIBOR	3.450	10/15/25	GBP 49,000	—	(70,032)	(70,032)
					COP
GSCOI	Pay	COOVIBR	4.610	6/7/20	146,700,000	—	259,216	259,216
		MXN TIIE
HSBC	Pay	BANXICO	8.185	4/13/29	MXN 410,000	—	961,017	961,017
		MXN TIIE
HSBC	Pay	BANXICO	7.950	5/1/24	MXN 391,400	—	582,475	582,475
		MXN TIIE
HSBC	Receive	BANXICO	8.600	1/18/29	MXN 276,600	—	(1,078,007)	(1,078,007)
					CLP
JPM	Pay	1 Time CLP TNA	2.760	6/17/24	14,550,000	—	5,534	5,534
					CLP
JPM	Receive	1 Time CLP TNA	2.280	6/17/20	70,000,000	—	(59,355)	(59,355)
		Three-Month USD
JPM	Receive	BBA LIBOR	1.699	6/10/22	USD 520,000	—	(1,059,126)	(1,059,126)
JPM	Pay	BZDI	8.220	7/3/23	BRL 430,800	—	(210,107)	(210,107)
JPM	Pay	BZDI	9.280	7/1/22	BRL 544,400	—	1,106,021	1,106,021
JPM	Pay	BZDI	9.230	7/1/22	BRL 530,000	—	1,050,603	1,050,603
					HUF
JPM	Receive	BUBOR06M	2.265	1/8/29	3,060,000	—	(503,188)	(503,188)
					HUF
JPM	Pay	BUBOR06M	1.185	1/8/22	9,500,000	—	525,808	525,808

32 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional		Premiums			Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount		Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000’s)		(Paid)	Value		(Depreciation)
		MXN TIIE			MXN
JPM	Pay	BANXICO	8.750%	10/29/20	2,210,000		$—	$1,461,583		$1,461,583
JPM	Pay	BZDI	10.940	1/2/23	BRL 160,000		—	5,453,454		5,453,454
		Three-Month USD
JPM	Receive	BBA LIBOR	2.097	6/8/27	USD 12,000		—	(199,056)		(199,056)
		Six-Month PLN
JPM	Pay	WIBOR WIBO	2.090	1/11/22	PLN 160,000		—	397,843		397,843
		Six-Month PLN
JPM	Pay	WIBOR WIBO	2.315	1/15/26	PLN 90,200		(23,445)	595,783		572,338
MSCO	Receive	EUR006M	1.060	4/30/59	EUR 71,050		—	(3,003,787)		(3,003,787)
MSCO	Pay	EUR006M	1.282	4/29/49	EUR 63,950		—	2,580,111		2,580,111
		Three-Month USD
MSCO	Receive	BBA LIBOR	1.696	6/8/22	USD 520,000		—	(1,033,651)		(1,033,651)
		MXN TIIE			MXN
SIB	Pay	BANXICO	7.770	3/25/24	1,150,000		—	1,257,522		1,257,522
UBS	Pay	BBSW3M	1.560	3/21/21	AUD 361,000		—	2,410,947		2,410,947
UBS	Receive	BBSW6M	1.823	3/21/24	AUD 147,500		—	(2,876,301)		(2,876,301)
Total Centrally Cleared Interest Rate Swaps							$(51,196)	$8,620,792		$8,569,596

Over-the-Counter Interest Rate Swaps at June 30, 2019
	Pay/Receive				Notional		Premiums			Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount		Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000	's)	(Paid)	Value		(Depreciation)
		INR FBIL MIBOR			INR
BOA	Receive	OIS Compound	5.670%	5/27/21	4,536,000		$—	$(123,804	) $	(123,804)
		Six-Month INR
		FBIL MIBOR OIS			INR
BOA	Receive	Compound	5.740	5/16/21	5,700,000		—	(365,400)		(365,400)
CITNA-B	Receive	JIBA3M	8.139	1/31/30	ZAR 367,000		—	(779,242)		(779,242)
					ZAR
DEU	Receive	JIBA3M	7.065	5/14/20	6,200,000		—	(409,962)		(409,962)
GSCOI	Pay	MOSKP3	8.360	6/24/29	RUB 432,500		—	(32,308)		(32,308)
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	6.470	9/29/26	55,000,000		—	1,664,272		1,664,272
GSCOI	Receive	WIBR6M	2.095	5/30/24	PLN 99,000		—	(287,001)		(287,001)
		Six-Month CLP			CLP
GSCOI	Pay	TNA	3.380	9/14/22	13,500,000		—	600,816		600,816
GSCOI	Pay	BZDI	3.600	8/15/28	BRL 30,000		—	290,283		290,283
					KRW
GSCOI	Pay	KWCDC	1.743	4/25/21	289,300,000		—	1,073,338		1,073,338
					KRW
GSCOI	Receive	KWCDC	1.705	4/25/24	117,050,000		—	(1,339,034)		(1,339,034)
JPM	Receive	JIBA3M	8.030	1/31/30	ZAR 375,000		—	(578,955)		(578,955)
		Five-Year EUR
JPM	Receive	CPI EXT	1.603	5/24/27	EUR 50,000		—	(1,607,762)		(1,607,762)
		Five-Year EUR
JPM	Pay	CPI EXT	2.080	5/24/37	EUR 50,000		—	1,799,415		1,799,415

33 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps (Continued)
Pay/Receive						Notional		Premiums		Unrealized
Counter-	Floating	Floating		Fixed	Maturity	Amount		Received /	Appreciation/
party	Rate	Rate		Rate	Date	(000’s)		(Paid)	Value	(Depreciation)
	Three-Month
	COP IBR OIS						COP
JPM	Pay	Compound		4.990%	5/2/20		105,000,000	$—	$309,823	$309,823
JPM	Receive	JIBA3M		7.955	1/31/30	ZAR 385,000		—	(440,907)	(440,907)
	Three-Month
	COP IBR OIS						COP
JPM	Pay	Compound		7.300	6/1/26	39,425,000		—	1,827,927	1,827,927
	Six-Month INR
	FBIL MIBOR OIS						INR
SCB	Receive	Compound		6.438	1/10/24	1,700,000		—	(912,046)	(912,046)
Total Over-the-Counter Interest Rate Swaps								$—	$689,453	$689,453

Over-the-Counter Credit Default Swaptions Written at June 30, 2019
								Notional
	Counter-	Buy/Sell			Fixed	Expiration		Amount	Premiums
Description	party		Protection	Asset	Rate	Date		(000's)	Received	Value
				iTraxx
			Europe
Credit Default Swap			Crossover
Maturing 6/20/2024			Series 31
Put	JPM		Buy	Version 1	5.000%	7/17/19	EUR	375,000	$715,594	$(145,125)

Over-the-Counter Interest Rate Swaptions Written at June 30, 2019
		Pay/
	Receive
	Counter-	Floating	Floating	Fixed	Expiration	Notional		Amount	Premiums
Description	party	Rate	Rate	Rate	Date	(000's)			Received	Value
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/5/2020 Put	BOA	Pay	LIBOR	2.075%	6/5/20	USD	333,333		$855,000	$(639,467)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/4/2019 Put	BOA	Pay	LIBOR	2.118	9/4/19	USD	300,000		778,000	(261,966)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/15/2020 Put	BOA	Pay	LIBOR	1.900	6/15/20	USD	1,300,000		4,798,500	(3,862,092)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
8/27/2019 Call	GSCOI	Receive	LIBOR	1.550	8/27/19	USD	300,000		377,500	(307,056)
Interest Rate			Three-
Swap maturing			Month
6/15/2020 Put	GSCOI	Pay	RUB	8.080	6/15/20	RUB	1,676,500		521,411	(827,919)

34 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Over-the-Counter Interest Rate Swaptions Written (Continued)
		Pay/
		Receive
	Counter-	Floating	Floating	Fixed	Expiration	Notional	Amount		Premiums
Description	party	Rate	Rate	Rate	Date		(000	’s)	Received	Value
			The
			greater
			of: 10 x
			(0.00%
			minus
			(CMS10
Interest Rate			minus
Cap Maturing			CMS2))
10/15/2019 Put	GSCOI	Pay	or Zero	0.000%	10/15/19	USD	100,000		$125,000	$(40,340)
			The
			greater
			of: 10 x
			(0.1%
			minus
			(CMS10
Interest Rate			minus
Floor Maturing			CMS2))
4/14/2020 Call	GSCOI	Pay	or Zero	10.000	4/16/20	USD	100,000		350,000	(251,840)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
8/30/2019 Call	GSCOI	Receive	LIBOR	1.550	8/30/19	USD	250,000		187,500	(263,890)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/8/2020 Call	JPM	Receive	LIBOR	1.693	6/8/20	USD	250,000		1,488,750	(1,583,550)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/8/2020 Put	JPM	Pay	LIBOR	1.693	6/8/20	USD	250,000		1,488,750	(1,138,170)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/5/2019 Put	JPM	Pay	LIBOR	2.010	9/5/19	USD	250,000		872,500	(411,245)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
11/25/2019 Call	JPM	Receive	LIBOR	1.884	11/25/19	USD	250,000		1,256,250	(3,240,115)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
5/5/2020 Call	JPM	Receive	LIBOR	2.159	5/5/20	USD	250,000		1,875,000	(7,015,313)
			10 *
			MAX[0;
			0.00%
			minus
Interest Rate			([FRO 1]
Floor Maturing			minus
4/09/2020 Call	JPM	Pay	[FRO 2])]	0.000	4/13/20	USD	250,000		475,000	(306,450)

35 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
		Pay/
		Receive
	Counter-	Floating	Floating	Fixed	Expiration	Notional	Amount	Premiums
Description	party	Rate	Rate	Rate	Date		(000’s)	Received	Value
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/4/2019 Call	JPM	Receive	LIBOR	2.400%	9/4/19	USD	250,000	$1,050,000	$(7,981,522)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
9/3/2019 Call	JPM	Receive	LIBOR	2.400	9/3/19	USD	250,000	1,050,000	(7,977,360)
			Six-
Interest Rate			Month
Swap maturing			EUR
9/17/2067 Put	JPM	Pay	EURIBOR	3.100	9/15/37	EUR	200,000	19,261,234	(10,583,185)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
11/18/2019 Call	MSCO	Receive	LIBOR	2.000	11/18/19	USD	1,000,000	1,960,000	(4,333,120)
			MAX [(
			0.013%
			minus
			(CMS10
			minus
Interest Rate			CMS2)),
Floor Maturing			0.00%]
4/9/2020 Call	MSCO	Pay	*10	1.300	4/13/20	USD	126,000	315,001	(170,416)
			MAX
			[((CMS10
			minus
			CMS2)-
Interest Rate			0.463%),
Cap Maturing			0.00%]
4/13/2020 Put	MSCO	Pay	*10	46.300	4/13/20	USD	126,000	598,502	(1,139,976)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
8/30/2019 Call	MSCO	Receive	LIBOR	1.574	8/30/19	USD	250,000	170,000	(289,515)
Total Over-the-Counter Interest Rate Swaptions Written							$39,853,898		$(52,624,507)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
MSCO	Morgan Stanley Capital Services, Inc.
RBC	RBC Dominion Securities

36 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

Counterparty Abbreviations (Continued)
SCB	Standard Chartered Bank
SIB	Banco Santander SA
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Offshore Chinese Renminbi
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
UYU	Uruguay Peso
ZAR	South African Rand

Definitions
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BBSW3M	ASX Australian Bank Bill Short Ternm Rate 3 Month Mid
BBSW6M	ASX Australian Bank Bill Short Ternm Rate 6 Month Mid
BP0003M	ICE LIBOR GBP 3 Month
BP0006M	ICE LIBOR GBP 6 Month
BTP	Italian Treasury Bonds
BUBOR	Budapest Interbank Offered Rate
BUBOR06M	Budapest Interbank Offered Rate 6 Month
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
CDOR03	Canada Bankers Acceptence 3 Months

37 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

CONSOLIDATED
STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
CDX. EM. 31	Markit CDX Emerging Markets Index
CMS2	2 Year ISDA Swap Floating Rate Option
CMS10	10 Year ISDA Swap Floating Rate Option
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
CPI EXT	Excluding Tobacco Consumer Price Index
EUAMDB05	EURIBOR ICE Swap Rate 11:00am
EUR003M	EURIBOR 3 Month ACT/360
EUR006M	EURIBOR 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
EUSA10	EUR Swap Annual 10 Year
EUSA11	EUR Swap Annual 11 Year
FBIL	Financial Benchmarks India Private Ltd.
FRO1	Floating Rate Option 30 yr. Rate
FRO2	Floating Rate Option 10 yr. Rate
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
H15T10Y	US Treasury Yield Curve Rate T Note Constant Maturity 10 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
IBR	Indicador Bancario de Referencia
iTraxx Europe
Crossover Series 24
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 31
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KWCDC	South Korean Won Index
MIBOR	Mumbai Interbank Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
MOSPRIME	Moscow Prime Offered Rate
NFEA	CTRB National Foreign Exchange Association Interbank Rates
OAT	French Government Bonds
OIS	Overnight Index Swap
S&P	Standard & Poor's
SORF6M	Association of Banks in Singapore Swap Offer Rate Fixing 6 Month
TIIE	Interbank Equilibrium Interest Rate
TNA	Non-Deliverable CLP Camara
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate
WIBR6M	GBP Benchmark WIBOR PLN 6 month

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

38 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND

NOTES TO CONSOLIDATED
STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Note 1 - Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$—	$ 185,882,853	$ —	$ 185,882,853
U. S. Government Obligations	—	119,241,293	—	119,241,293
Foreign Government Obligations	—	2,860,213,293	—	2,860,213,293
Corporate Bonds and Notes	—	884,580,761	182,664	884,763,425
Common Stock	—	—	—	—
Structured Securities	—	16,714,089	332,422	17,046,511
Short-Term Notes	—	308,899,146	—	308,899,146
Exchange-Traded Option Purchased	11,371	—	—	11,371
Over-the-Counter Options Purchased	—	48,226,255	—	48,226,255
Over-the-Counter Credit Default
Swaption Purchased	—	129,519	—	129,519
Over-the-Counter Interest Rate
Swaptions Purchased	—	43,538,312	—	43,538,312
Investment Companies	211,135,198	3,176,917	—	214,312,115
Total Investments, at Value	211,146,569	4,470,602,438	515,086	4,682,264,093
Other Financial Instruments:
Swaps, at value	—	8,249,600	—	8,249,600
Centrally cleared swaps, at value	—	34,575,335	—	34,575,335
Forward currency exchange contracts	—	81,940,743	—	81,940,743
Total Assets	$211,146,569	$ 4,595,368,116	$ 515,086	$ 4,807,029,771

Liabilities Table
Other Financial Instruments:
Options written, at value	$—	$ (71,508,756)	$ —	(71,508,756)
Futures contracts	(8,159,415)	—	—	(8,159,415)
Swaps, at value	—	(19,432,330)	—	(19,432,330)
Centrally cleared swaps, at value	—	(22,763,665)	—	(22,763,665)
Forward currency exchange contracts	—	(96,379,257)	—	(96,379,257)
Swaptions written, at value	—	(52,769,632)	—	(52,769,632)
Total Liabilities	$(8,159,415)	$ (262,853,640)	$ —	$ (271,013,055)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

39 INVESCO OPPENHEIMER INTERNATIONAL BOND FUND